UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-07896

                         GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                   Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Content & Connectivity Fund

Semiannual Report — June 30, 2020

(Y)our Portfolio Management Team

Evan D. Miller, CFA	Sergey Dluzhevskiy, CFA, CPA
Portfolio Manager	Portfolio Manager
BA, Northwestern University	BS, Case Western
MBA, Booth School of Business,	Reserve University
University of Chicago	MBA, The Wharton School,
University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) per Class AAA Share of The Gabelli Global Content & Connectivity Fund decreased 6.9% compared with an increase of 0.5% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Communication Services Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (11/1/93)
Class AAA (GABTX)	(6.92)%	(3.06)%	0.57%	4.99%	4.02%	6.46%
MSCI AC World Telecommunication Services Index (b)	0.54	9.26	4.17	7.88	6.59	N/A
MSCI AC World Index	(6.25)	2.11	6.46	9.16	6.42	6.83	(c)
Class A (GTCAX)	(6.92)	(3.09)	0.53	4.98	4.02	6.45
With sales charge (d)	(12.27)	(8.66)	(0.65)	4.36	3.61	6.22
Class C (GTCCX)	(6.90)	(3.36)	(0.10)	4.26	3.27	5.87
With contingent deferred sales charge (e)	(7.83)	(4.33)	(0.10)	4.26	3.27	5.87
Class I (GTTIX)	(6.89)	(2.72)	1.08	5.39	4.33	6.63

In the current prospectuses dated April 29, 2020, the gross expense ratios for Class AAA, A, C, and I Shares are 1.76%, 1.76%, 2.51%, and 1.51%, respectively, and the net expense ratio for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.92%. See page 10 for the expense ratios for the six months ended June 30, 2020. The contractual reimbursements are in effect through April 30, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, and Class C Shares is 5.75%, and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Telecommunication Services Index name changed to MSCI AC World Communication Services Index.
(c)	The MSCI AC World Index since inception performance is as of October 31, 1993.
(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

2

The Gabelli Global Content & Connectivity Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2020 through June 30, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Global Content & Connectivity Fund

Actual Fund Return
Class AAA	$1,000.00	$ 930.80	0.90%	$4.32
Class A	$1,000.00	$ 930.80	0.90%	$4.32
Class C	$1,000.00	$ 931.00	0.90%	$4.32
Class I	$1,000.00	$ 931.10	0.90%	$4.32
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.39	0.90%	$4.52
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Class C	$1,000.00	$1,020.39	0.90%	$4.52
Class I	$1,000.00	$1,020.39	0.90%	$4.52
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2020:

The Gabelli Global Content & Connectivity Fund

Communication Services	73.7%
Information Technology	8.4%
Financials	5.8%
Consumer Discretionary	5.5%
Real Estate	5.4%
Industrials	1.0%

U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	(0.0)%*

100.0%

*	Amount represents less than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.7%
	COMMUNICATION SERVICES — 72.8%
	Telecommunication Services — 40.6%
	Wireless Telecommunication Services — 26.5%
	Wireless Telecommunication Services — 26.5%
60,000	America Movil SAB de CV, Cl. L, ADR	$201,263	$761,400
8,000	BCE Inc.	372,502	333,648
33,000	China Mobile Ltd., ADR	1,075,111	1,110,120
45,000	KDDI Corp.	349,106	1,347,812
33,000	Millicom International Cellular SA, SDR	1,569,729	863,407
140,000	MTN Group Ltd.	727,635	426,233
14,000	NTT DOCOMO Inc.	217,131	373,679
14,000	Rogers Communications Inc., Cl. B	122,391	562,660
160,000	Sistema PJSC FC, GDR	759,698	758,400
60,000	SoftBank Group Corp.	2,355,685	3,028,479
51,000	T-Mobile US Inc.†	1,274,677	5,311,650
95,000	Turkcell Iletisim Hizmetleri A/S, ADR	515,157	547,200
36,000	United States Cellular Corp.†	1,190,333	1,111,320
60,000	Vodafone Group plc, ADR	1,187,368	956,400
125,000	WideOpenWest Inc.†	724,244	658,750

		12,642,030	18,151,158

	Diversified Telecommunication Services — 14.1%
	Integrated Telecommunication Services — 12.6%
16,000	AT&T Inc.	372,294	483,680
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	499,070	310,337
2,500,000	China Tower Corp. Ltd., Cl. H	550,127	441,907
50,000	Deutsche Telekom AG, ADR	906,593	838,500
15,000	Nippon Telegraph & Telephone Corp.	138,127	349,456
180,000	Singapore Telecommunications Ltd.	136,646	317,738
65,000	Telenor ASA	1,028,918	946,105
65,000	Telephone and Data Systems Inc.	1,219,626	1,292,200
52,000	TELUS Corp.	284,822	872,040
50,000	Verizon Communications Inc.	1,547,765	2,756,500

		6,683,988	8,608,463

	Alternative Carriers — 1.5%
100,000	CenturyLink Inc.	1,581,498	1,003,000

	Media & Entertainment — 32.2%
	Media — 9.7%
	Cable & Satellite — 9.7%
102,500	Comcast Corp., Cl. A	3,305,010	3,995,450
28,000	DISH Network Corp., Cl. A†	538,035	966,280
280,000	Dish TV India Ltd., GDR†	271,241	11,200
57,000	Liberty Global plc, Cl. C†	662,807	1,226,070
10,500	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	323,443	362,460

Shares		Cost	Market Value
1,032	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	$26,285	$35,552

		5,126,821	6,597,012

	Interactive Media & Services — 14.7%
	Interactive Media & Services — 14.7%
3,750	Alphabet Inc., Cl. C†	4,023,270	5,301,038
21,000	Facebook Inc., Cl. A†	3,467,525	4,768,470

		7,490,795	10,069,508

	Entertainment — 7.8%
	Movies & Entertainment — 6.3%
115,000	Borussia Dortmund GmbH & Co. KGaA	980,465	746,141
25,000	Liberty Media Corp.- Liberty Braves, Cl. C†	523,237	493,500
3,000	Madison Square Garden Entertainment Corp.†	63,079	225,000
6,500	Madison Square Garden Sports Corp.†	842,838	954,785
28,000	Manchester United plc, Cl. A	420,388	443,240
130,000	OL Groupe SA†	414,798	333,004
10,000	The Walt Disney Co.	1,008,300	1,115,100

		4,253,105	4,310,770

	Interactive Home Entertainment — 1.5%
4,000	Take-Two Interactive Software Inc.†	411,703	558,280
6,000	Ubisoft Entertainment SA†	427,747	494,787

		839,450	1,053,067

	TOTAL COMMUNICATION SERVICES	38,617,687	49,792,978

	INFORMATION TECHNOLOGY — 8.4%
	Technology Hardware & Equipment — 2.9%
	Technology Hardware, Storage & Peripherals — 1.9%
	Technology Hardware, Storage & Peripherals — 1.9%
3,500	Apple Inc.	559,163	1,276,800

	Electronic Equipment, Instruments & Components — 1.0%
	Electronic Equipment & Instruments — 1.0%
10,000	Sony Corp., ADR	668,336	691,300

	Software & Services — 5.5%
	Software — 2.5%
	Systems Software — 2.5%
8,500	Microsoft Corp.	1,163,463	1,729,835

	IT Services — 3.0%
	Data Processing & Outsourced Services — 3.0%
3,750	Mastercard Inc., Cl. A	764,210	1,108,875

See accompanying notes to financial statements.

5

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
	Software & Services (Continued)
	IT Services (Continued)
	Data Processing & Outsourced Services (Continued)
2,500	PayPal Holdings Inc.†	$226,636	$435,575
2,500	Visa Inc., Cl. A.	287,389	482,925

		1,278,235	2,027,375

	TOTAL INFORMATION TECHNOLOGY	3,669,197	5,725,310

	FINANCIALS — 5.8%
	Diversified Financials — 5.8%
	Diversified Financial Services — 5.8%
	Multi-Sector Holdings — 5.8%
112,500	Kinnevik AB, Cl. B	2,625,672	2,959,128
4,460	Old Mutual Ltd.	12,500	6,376
140,000	VNV Global AB publ†	1,067,188	1,038,183
12,000	Waterloo Investment Holdings Ltd.†(a)	1,432	2,520

		3,706,792	4,006,207

	TOTAL FINANCIALS	3,706,792	4,006,207

	REAL ESTATE — 5.4%
	Real Estate — 5.4%
	Equity Real Estate Investment Trusts — 5.4%
	Specialized REITs — 5.4%
4,200	Crown Castle International Corp., REIT	580,347	702,870
8,500	Digital Realty Trust Inc., REIT	1,113,368	1,207,935
2,500	Equinix Inc., REIT	227,567	1,755,750

		1,921,282	3,666,555

	TOTAL REAL ESTATE	1,921,282	3,666,555

	CONSUMER DISCRETIONARY — 5.3%
	Retailing — 5.3%
	Internet & Direct Marketing Retail — 5.3%
	Internet & Direct Marketing Retail — 5.3%
14,000	Naspers Ltd., Cl. N	2,666,537	2,551,998
11,500	Prosus NV†	933,143	1,069,016

		3,599,680	3,621,014

	TOTAL CONSUMER DISCRETIONARY	3,599,680	3,621,014

	TOTAL COMMON STOCKS	51,514,638	66,812,064

	CLOSED-END FUNDS — 0.2%
	CONSUMER DISCRETIONARY — 0.2%
	Retailing — 0.2%
	Internet & Direct Marketing Retail — 0.2%
	Internet & Direct Marketing Retail — 0.2%
5,800	Altaba Inc., Escrow†	0	124,700

Shares		Cost	Market Value
	PREFERRED STOCKS — 1.0%
	INDUSTRIALS — 1.0%
	Capital Goods — 1.0%
	Electrical Equipment — 1.0%
	Electrical Components & Equipment — 1.0%
18,000	Samsung Electronics Co. Ltd., 10.630%,	$732,723	$695,847

	RIGHTS — 0.0%
	COMMUNICATION SERVICES — 0.0%
	Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
51,000	T-Mobile US Inc., expire 07/27/20†	0	8,568

	WARRANTS — 0.9%
	COMMUNICATION SERVICES — 0.9%
	Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
81,000	Bharti Airtel Ltd., expire 12/02/20†(b)	443,540	600,210

Principal Amount
	CORPORATE BONDS — 0.0%
	COMMUNICATION SERVICES — 0.0%
	Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
$32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23(a)	1,812	1,532

	U.S. GOVERNMENT OBLIGATIONS — 0.2%
155,000	U.S. Treasury Bill, 0.154%††, 09/10/20	154,953	154,962

	TOTAL INVESTMENTS — 100.0%	$52,847,666	68,397,883

	Other Assets and Liabilities (Net) — 0.0%		(15,268)

	NET ASSETS — 100.0%		$68,382,615

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

6

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	61.6%	$42,151,689
Europe	20.2	13,819,792
Japan	8.5	5,790,726
South Africa	4.3	2,984,606
Asia/Pacific	3.8	2,576,813
Latin America	1.6	1,074,257

	100.0%	$68,397,883

See accompanying notes to financial statements.

7

The Gabelli Global Content & Connectivity Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $52,847,666)	$68,397,883
Foreign currency, at value (cost $6,004)	5,760
Cash	55,510
Receivable for Fund shares sold	175
Receivable from Adviser	55,218
Dividends receivable	167,990
Prepaid expenses	22,053

Total Assets	68,704,589

Liabilities:
Payable for Fund shares redeemed	84,518
Payable for investment advisory fees	56,737
Payable for distribution fees	11,868
Payable for accounting fees	11,250
Payable for shareholder communications expenses	77,104
Payable for legal and audit fees	47,448
Payable for shareholder services fees	27,380
Other accrued expenses	5,669

Total Liabilities	321,974

Net Assets (applicable to 3,742,190 shares outstanding)	$68,382,615

Net Assets Consist of:
Paid-in capital	$51,992,170
Total distributable earnings	16,390,445

Net Assets	$68,382,615

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($56,639,613 ÷ 3,098,086 shares outstanding; 150,000,000 shares authorized)	$18.28

Class A:
Net Asset Value and redemption price per share ($376,264 ÷ 20,402 shares outstanding; 50,000,000 shares authorized)	$18.44

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$19.56

Class C:
Net Asset Value and offering price per share ($41,865 ÷ 2,351 shares outstanding; 50,000,000 shares authorized)	$17.81	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($11,324,873 ÷ 621,351 shares outstanding; 50,000,000 shares authorized)	$18.23

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $62,687)	$526,211
Interest	5,310

Total Investment Income	531,521

Expenses:
Investment advisory fees	342,018
Distribution fees - Class AAA	71,027
Distribution fees - Class A	437
Distribution fees - Class C	301
Shareholder services fees	44,542
Shareholder communications expenses	38,957
Legal and audit fees	29,121
Registration expenses	24,226
Accounting fees	22,500
Custodian fees	16,473
Directors’ fees	8,578
Interest expense	1,055
Miscellaneous expenses	11,070

Total Expenses	610,305

Less:
Expenses paid indirectly by broker (See Note 6)	(942)
Expense reimbursements (See Note 3)	(300,491)

Total Credits and Reimbursements	(301,433)

Net Expenses	308,872

Net Investment Income	222,649

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,557,455
Net realized loss on foreign currency transactions	(3,253)

Net realized gain on investments and foreign currency transactions	1,554,202

Net change in unrealized appreciation/depreciation:
on investments	(7,296,336)
on foreign currency translations	177

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(7,296,159)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(5,741,957)

Net Decrease in Net Assets Resulting from Operations	$(5,519,308)

See accompanying notes to financial statements.

8

The Gabelli Global Content & Connectivity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$ 222,649	$ 1,380,838
Net realized gain on investments and foreign currency transactions	1,554,202	3,387,223
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(7,296,159)	6,765,125

Net Increase/(Decrease) in Net Assets Resulting from Operations	(5,519,308)	11,533,186

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(3,972,615)
Class A	—	(22,666)
Class C	—	(3,829)
Class I	—	(855,412)

Total Distributions to Shareholders	—	(4,854,522)

Capital Share Transactions:
Class AAA	(3,767,656)	(3,728,999)
Class A	26,768	127,427
Class C	(35,428)	(221,139)
Class I	(299,105)	(979,121)

Net Decrease in Net Assets from Capital Share Transactions	(4,075,421)	(4,801,832)

Redemption Fees	1	25

Net Increase/(Decrease) in Net Assets.	(9,594,728)	1,876,857
Net Assets:
Beginning of year	77,977,343	76,100,486

End of period	$68,382,615	$77,977,343

See accompanying notes to financial statements.

9

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2020(d)	$19.64	$0.06		$(1.42)	$(1.36)	—	—	—	—	$0.00	$18.28	(6.9)%	$ 56,640	0.65	%(e)	1.82	%(e)	0.90	%(e)(f)	35%
2019	18.08	0.32	(g)	2.51	2.83	$(0.37)	$(0.90)	—	$(1.27)	0.00	19.64	15.6	65,024	1.63	(g)	1.74		1.69	(f)	14
2018	21.77	0.16		(2.76)	(2.60)	(0.15)	(0.93)	$(0.01)	(1.09)	0.00	18.08	(11.9)	63,196	0.78		1.72		1.72		19
2017	20.43	0.11		2.63	2.74	(0.14)	(1.26)	—	(1.40)	—	21.77	13.4	81,832	0.48		1.73		1.73		22
2016	21.30	0.27		0.29	0.56	(0.28)	(1.13)	(0.02)	(1.43)	0.00	20.43	2.7	87,893	1.23		1.65		1.65	(h)	9
2015	23.63	0.26		(0.82)	(0.56)	(0.27)	(1.49)	(0.01)	(1.77)	0.00	21.30	(2.5)	101,187	1.08		1.63		1.63		5
Class A
2020(d)	$19.81	$ 0.06		$(1.43)	$(1.37)	—	—	—	—	—	$18.44	(6.9)%	$ 376	0.68	%(e)	1.82	%(e)	0.90	%(e)(f)	35%
2019	18.23	0.36	(g)	2.50	2.86	$(0.38)	$(0.90)	—	$(1.28)	$0.00	19.81	15.6	374	1.80	(g)	1.74		1.68	(f)	14
2018	21.94	0.16		(2.79)	(2.63)	(0.14)	(0.93)	$(0.01)	(1.08)	0.00	18.23	(11.9)	231	0.76		1.72		1.72		19
2017	20.58	0.10		2.66	2.76	(0.14)	(1.26)	—	(1.40)	—	21.94	13.4	576	0.43		1.73		1.73		22
2016	21.29	0.15		0.38	0.53	(0.09)	(1.13)	(0.02)	(1.24)	0.00	20.58	2.5	661	0.68		1.65		1.65	(h)	9
2015	23.61	0.26		(0.81)	(0.55)	(0.27)	(1.49)	(0.01)	(1.77)	0.00	21.29	(2.5)	846	1.08		1.63		1.63		5
Class C
2020(d)	$19.13	$ 0.05		$(1.37)	$(1.32)	—	—	—	—	—	$17.81	(6.9)%	$ 42	0.56	%(e)	2.57	%(e)	0.90	%(e)(f)	35%
2019	17.45	0.04	(g)	2.55	2.59	$(0.01)	$(0.90)	—	$(0.91)	$0.00	19.13	14.8	84	0.19	(g)	2.49		2.45	(f)	14
2018	21.08	0.02		(2.68)	(2.66)	(0.03)	(0.93)	$(0.01)	(0.97)	0.00	17.45	(12.6)	279	0.08		2.47		2.47		19
2017	19.85	(0.06)		2.55	2.49	—	(1.26)	—	(1.26)	—	21.08	12.5	267	(0.28)		2.48		2.48		22
2016	20.71	0.09		0.30	0.39	(0.10)	(1.13)	(0.02)	(1.25)	0.00	19.85	1.9	328	0.42		2.40		2.40	(h)	9
2015	22.98	0.08		(0.79)	(0.71)	(0.06)	(1.49)	(0.01)	(1.56)	0.00	20.71	(3.2)	441	0.36		2.38		2.38		5
Class I
2020(d)	$19.58	$ 0.06		$(1.41)	$(1.35)	—	—	—	—	$0.00	$18.23	(6.9)%	$ 11,325	0.66	%(e)	1.57	%(e)	0.90	%(e)(f)	35%
2019	18.03	0.46	(g)	2.51	2.97	$(0.52)	$(0.90)	—	$(1.42)	0.00	19.58	16.4	12,495	2.33	(g)	1.49		0.99	(f)	14
2018	21.75	0.32		(2.79)	(2.47)	(0.31)	(0.93)	$(0.01)	(1.25)	0.00	18.03	(11.3)	12,394	1.52		1.47		1.00	(f)	19
2017	20.40	0.28		2.62	2.90	(0.29)	(1.26)	—	(1.55)	—	21.75	14.2	14,374	1.26		1.48		1.00	(f)	22
2016	21.27	0.30		0.33	0.63	(0.35)	(1.13)	(0.02)	(1.50)	0.00	20.40	3.0	6,361	1.41		1.40		1.35	(f)(h)	9
2015	23.60	0.30		(0.79)	(0.49)	(0.34)	(1.49)	(0.01)	(1.84)	0.00	21.27	(2.2)	1,842	1.26		1.38		1.38		5

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015, there was no impact to the expense ratios.

(d)	For the six months ended June 30, 2020, unaudited.
(e)	Annualized.
(f)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $300,491 for the six months ended June 30, 2020 and $91,150 for the year ended December 31, 2019, and certain Class I expenses to the Fund of $70,600, $56,231, and $899 for the years ended 2018, 2017, and 2016, respectively.

(g)

Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been 0.01 (Class AAA), 0.04 (Class A), (0.27) (Class C), and 0.15 (Class I), and the net investment income ratio would have been 0.03% (Class AAA), 0.19% (Class A), (1.41%) (Class C), and 0.73% (Class I), respectively.

(h)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.22% (Class AAA), 1.54% (Class A), 1.99% (Class C), and 0.95% (Class I).

See accompanying notes to financial statements.

10

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Content & Connectivity Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

11

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Communication Services	$49,482,641	—	$310,337	$49,792,978
Financials	3,997,311	$ 6,376	2,520	4,006,207
Other (a)	13,012,879	—	—	13,012,879
Total Common Stocks	66,492,831	6,376	312,857	66,812,064
Preferred Stock (a)	695,847	—	—	695,847
Closed-End Funds (a)	—	124,700	—	124,700
Rights (a)	8,568	—	—	8,568
Warrants (a)	—	600,210	—	600,210
Corporate Bonds (a)	—	—	1,532	1,532
U.S. Government Obligations	—	154,962	—	154,962
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$67,197,246	$886,248	$314,389	$68,397,883
(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have any transfers into or out of Level 3 during the six months ended June 30, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available,

12

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

13

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately two basis points.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,903,819
Net long term capital gains	2,950,703

Total distributions paid	$4,854,522

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

14

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2020.

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$53,547,994	$18,792,645	$(3,942,756)	$14,849,889

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of Class I (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00% of the value of that class’s average daily net assets. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2021, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2020, the Adviser reimbursed expenses in the amount of 300,491. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2020, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $462,241:

15

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

For the year ended December 31, 2018, expiring December 31, 2020	$70,600
For the year ended December 31, 2019, expiring December 31, 2021	91,150
For the six months ended June 30, 2020, expiring December 31, 2022	300,491

$462,241

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $23,731,132 and $26,873,344, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2020, the Fund paid brokerage commissions on security trades of $8,425 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $77 from investors representing commissions (sales charges and underwriters fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $942.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2020 was $113,242 with a weighted average interest rate of 2.15%. The maximum amount borrowed at anytime during the six months ended June 30, 2020 was $2,145,000.

16

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

8. Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2020 and the year ended December 31, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	5,413	$94,704	18,269	$359,384
Shares issued upon reinvestment of distributions	—	—	192,809	3,794,424
Shares redeemed	(218,516)	(3,862,360)	(395,781)	(7,882,807)

Net decrease	(213,103)	$(3,767,656)	(184,703)	$(3,728,999)

Class A
Shares sold	1,912	$33,073	11,470	$233,058
Shares issued upon reinvestment of distributions	—	—	879	17,451
Shares redeemed	(370)	(6,305)	(6,170)	(123,082)

Net increase	1,542	$26,768	6,179	$127,427

Class C
Shares sold	—	—	957	$18,383
Shares issued upon reinvestment of distributions	—	—	186	3,567
Shares redeemed	(2,069)	$(35,428)	(12,687)	(243,089)

Net decrease	(2,069)	$(35,428)	(11,544)	$(221,139)

Class I
Shares sold	11,332	$203,938	18,555	$366,674
Shares issued upon reinvestment of distributions	—	—	40,293	790,553
Shares redeemed	(28,192)	(503,043)	(108,204)	(2,136,348)

Net decrease	(16,860)	$(299,105)	(49,356)	$(979,121)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

17

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an MBA in Finance from the University of Chicago and a BA in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, New York 10580-1422
t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group, Inc.
Andrea R. Mango
E. Val Cerutti	Secretary
Chief Executive Officer,
Cerutti Consultants, Inc.	Richard J. Walz
Chief Compliance Officer
Anthony J. Colavita
President,	DISTRIBUTOR
Anthony J. Colavita, P.C.	G.distributors, LLC

John D. Gabelli	CUSTODIAN
Senior Vice President,	State Street Bank and Trust
G.research, LLC	Company

Werner J. Roeder
Former Medical Director,	TRANSFER AGENT AND
Lawrence Hospital	DIVIDEND DISBURSING AGENT
DST Asset Manager
Anthonie C. van Ekris	Solutions, Inc.
Chairman,
BALMAC International, Inc.	LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Salvatore J. Zizza	Flom LLP
Chairman,
Zizza & Associates Corp.

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q220SR

The Gabelli Global Growth Fund

Semiannual Report — June 30, 2020

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Howard F. Ward, CFA	Christopher D. Ward, CFA
Portfolio Manager	Portfolio Manager	Associate Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) per Class I Share of The Gabelli Global Growth Fund increased 8.9% compared with a decrease of 6.3% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)						Since
	Six Months	1 Year	5 Year	10 Year	15 Year	Inception (2/7/94)
Class I (GGGIX)	8.89%	16.80%	12.28%	13.77%	9.47%	9.70%
Class AAA (GICPX)	8.91	16.69	11.75	13.31	9.12	9.50
MSCI AC World Index	(6.25)	2.11	6.46	9.16	6.42	6.68 (b)
Lipper Global Large-Cap Growth Fund Classification	1.46	11.13	9.72	11.32	8.23	8.11
Class A (GGGAX)	8.89	16.70	11.76	13.31	9.12	9.50
With sales charge (c)	2.63	9.99	10.44	12.64	8.69	9.26
Class C (GGGCX)	8.90	16.33	11.02	12.51	8.33	8.89
With contingent deferred sales charge (d)	7.90	15.33	11.02	12.51	8.33	8.89

In the current prospectuses dated April 29, 2020, the gross expense ratios for Class AAA, A, C, and I Shares are 1.63%, 1.63%, 2.38%, and 1.38%, respectively, and the net expense ratio for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%. See page 9 for the expense ratios for the six months ended June 30, 2020. The contractual reimbursements are in effect through April 30, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The MSCI AC World Index since inception performance is as of January 31, 1994.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

2

The Gabelli Global Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2020 through June 30, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Annualized Expenses Ratio	Expense Paid During Period*

The Gabelli Global Growth Fund

Actual Fund Return
Class AAA	$1,000.00	$1,089.10	0.90%	$4.67
Class A	$1,000.00	$1,088.90	0.90%	$4.67
Class C	$1,000.00	$1,089.00	0.90%	$4.67
Class I	$1,000.00	$1,088.90	0.90%	$4.67
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.39	0.90%	$4.52
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Class C	$1,000.00	$1,020.39	0.90%	$4.52
Class I	$1,000.00	$1,020.39	0.90%	$4.52

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2020:

The Gabelli Global Growth Fund

Information Technology	33.5%
Consumer Discretionary	19.5%
Communication Services	14.5%
Health Care	9.1%
Consumer Staples	8.6%
U.S. Government Obligations	4.0%
Industrials	3.6%

Real Estate	2.4%
Financials	1.3%
Utilities	1.1%
Materials	0.9%
Other Assets and Liabilities (Net)	1.5%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The Gabelli Global Growth Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.5%
	INFORMATION TECHNOLOGY — 33.5%
5,400	Adobe Inc.†	$799,715	$2,350,674
2,680	Adyen NV†	1,775,779	3,900,705
9,910	Apple Inc.	969,141	3,615,168
9,670	ASML Holding NV	2,760,864	3,558,850
14,200	Atlassian Corp. plc, Cl. A†	1,790,049	2,559,834
8,400	Fidelity National Information Services Inc.	1,121,946	1,126,356
10,800	Fiserv Inc.†	706,971	1,054,296
8,200	Keyence Corp.	343,743	3,436,305
6,500	Lam Research Corp.	1,787,125	2,102,490
6,700	Mastercard Inc., Cl. A	93,730	1,981,190
41,300	Microsoft Corp.	1,765,756	8,404,963
9,600	NVIDIA Corp.	2,223,258	3,647,136
14,000	PayPal Holdings Inc.†	1,263,317	2,439,220
5,300	ServiceNow Inc.†	1,334,172	2,146,818
24,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,262,813	1,390,865
17,000	Visa Inc., Cl. A	301,339	3,283,890

	TOTAL INFORMATION TECHNOLOGY	20,299,718	46,998,760

	CONSUMER DISCRETIONARY — 19.5%
9,200	adidas AG†	2,327,270	2,425,585
25,655	Alibaba Group Holding Ltd., ADR†	4,979,477	5,533,783
2,460	Amazon.com Inc.†	2,876,831	6,786,697
2,000	Christian Dior SE	290,698	850,944
2,020	Kering SA	1,094,445	1,104,367
7,300	Lululemon Athletica Inc.†	984,970	2,277,673
4,400	LVMH Moet Hennessy Louis Vuitton SE	738,860	1,942,570
4,500	McDonald’s Corp.	898,958	830,115
46,000	Puma SE†	2,812,317	3,566,591
8,100	The Home Depot Inc.	1,933,222	2,029,131

	TOTAL CONSUMER DISCRETIONARY	18,937,048	27,347,456

	COMMUNICATION SERVICES — 14.5%
810	Alphabet Inc., Cl. A†	238,018	1,148,621
1,216	Alphabet Inc., Cl. C†	1,103,938	1,718,950
27,300	Facebook Inc., Cl. A†	5,577,787	6,199,011
7,500	Netflix Inc.†	2,851,563	3,412,800
103,700	Tencent Holdings Ltd.	5,361,316	6,644,880
11,000	The Walt Disney Co.	1,149,737	1,226,610

	TOTAL COMMUNICATION SERVICES	16,282,359	20,350,872

	HEALTH CARE — 9.1%
7,900	Danaher Corp.	694,381	1,396,957
19,200	Edwards Lifesciences Corp.†	875,430	1,326,912
10,500	Medtronic plc	1,043,670	962,850
18,800	Novo Nordisk A/S, ADR	1,240,181	1,231,024
10,350	Thermo Fisher Scientific Inc.	2,467,727	3,750,219

Shares		Cost	Market Value
7,900	UnitedHealth Group Inc.	$2,095,137	$2,330,105
12,600	Zoetis Inc.	716,245	1,726,704

	TOTAL HEALTH CARE	9,132,771	12,724,771

	CONSUMER STAPLES — 8.6%
4,300	Costco Wholesale Corp.	674,475	1,303,803
244,000	Davide Campari-Milano SpA	1,587,841	2,063,487
11,200	L’Oreal SA	2,058,684	3,614,746
34,900	Nestlé SA	2,853,879	3,869,385
7,756	Pernod Ricard SA	917,464	1,221,304

	TOTAL CONSUMER STAPLES	8,092,343	12,072,725

	INDUSTRIALS — 3.6%
49,600	IHS Markit Ltd.	2,791,648	3,744,800
3,300	Roper Technologies Inc.	1,000,200	1,281,258

	TOTAL INDUSTRIALS	3,791,848	5,026,058

	REAL ESTATE — 2.4%
6,700	American Tower Corp., REIT	1,066,137	1,732,218
9,550	Crown Castle International Corp., REIT	1,119,406	1,598,193

	TOTAL REAL ESTATE	2,185,543	3,330,411

	FINANCIALS — 1.3%
34,000	Investor AB, Cl. B	1,614,108	1,803,629

	UTILITIES — 1.1%
6,300	NextEra Energy Inc.	1,179,524	1,513,071

	MATERIALS — 0.9%
2,140	The Sherwin-Williams Co.	1,049,693	1,236,599

	TOTAL COMMON STOCKS	82,564,955	132,404,352

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.0%
$5,625,000	U.S. Treasury Bills, 0.105% to 0.146%††, 07/23/20 to 09/24/20	5,624,120	5,624,109

	TOTAL INVESTMENTS — 98.5%	$88,189,075	138,028,461

	Other Assets and Liabilities (Net) — 1.5%		2,141,022

	NET ASSETS — 100.0%		$140,169,483

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

5

The Gabelli Global Growth Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
United States	58.2%	$80,324,283
Europe	26.0	35,860,838
Asia/Pacific	11.7	16,129,362
Japan	2.5	3,436,305
Canada	1.6	2,277,673

	100.0%	$138,028,461

See accompanying notes to financial statements.

6

The Gabelli Global Growth Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $88,189,075)	$138,028,461
Cash	4,806
Receivable for investments sold	1,310,743
Receivable for Fund shares sold	952,940
Receivable from Adviser	69,506
Dividends receivable	100,041
Prepaid expenses	29,670

Total Assets	140,496,167

Liabilities:
Payable for Fund shares redeemed	35,740
Payable for investment advisory fees	110,195
Payable for distribution fees	21,633
Payable for accounting fees	11,250
Payable for shareholder communications expenses	60,200
Payable for legal and audit fees	36,880
Payable for shareholder services fees	25,856
Other accrued expenses	24,930

Total Liabilities	326,684

Net Assets (applicable to 3,608,096 shares outstanding)	$140,169,483

Net Assets Consist of:
Paid-in capital	$89,036,717
Total distributable earnings	51,132,766

Net Assets	$140,169,483

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($95,504,585 ÷ 2,465,763 shares outstanding; 75,000,000 shares authorized)	$38.73
Class A:
Net Asset Value and redemption price per share ($4,789,299 ÷ 123,718 shares outstanding; 50,000,000 shares authorized)	$38.71
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$41.07
Class C:
Net Asset Value and offering price per share ($2,201,213 ÷ 69,439 shares outstanding; 25,000,000 shares authorized)	$31.70	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($37,674,386 ÷ 949,176 shares outstanding; 25,000,000 shares authorized)	$39.69

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $28,127)	$559,953
Interest	2,333

Total Investment Income	562,286

Expenses:
Investment advisory fees	576,287
Distribution fees - Class AAA	106,462
Distribution fees - Class A	5,914
Distribution fees - Class C	11,266
Shareholder services fees	49,289
Shareholder communications expenses	34,198
Legal and audit fees	27,479
Registration expenses	26,250
Accounting fees	22,500
Directors’ fees	14,809
Custodian fees	12,000
Interest expense	217
Miscellaneous expenses	21,656

Total Expenses	908,327

Less:
Expense reimbursements (See Note 3)	(389,452)

Net Expenses	518,875

Net Investment Income	43,411

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	1,347,301
Net realized gain on foreign currency transactions	616

Net realized gain on investments and foreign currency transactions	1,347,917

Net change in unrealized appreciation/depreciation:
on investments	9,385,270
on foreign currency translations	718

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,385,988

Net Realized and Unrealized Gain on Investments and Foreign Currency	10,733,905

Net Increase in Net Assets Resulting from Operations	$10,777,316

See accompanying notes to financial statements.

7

The Gabelli Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income/(loss)	$43,411	$(197,454)
Net realized gain on investments and foreign currency transactions	1,347,917	10,426,884
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,385,988	16,292,298

Net Increase in Net Assets Resulting from Operations	10,777,316	26,521,728

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(8,172,493)
Class A	—	(495,166)
Class C	—	(263,622)
Class I	—	(1,497,399)

Total Distributions to Shareholders	—	(10,428,680)

Capital Share Transactions:
Class AAA	(182,709)	2,959,549
Class A	(852,931)	725,983
Class C	(545,311)	831,343
Class I	18,189,677	6,601,878

Net Increase in Net Assets from Capital Share Transactions.	16,608,726	11,118,753

Redemption Fees	238	409

Net Increase in Net Assets	27,386,280	27,212,210
Net Assets:
Beginning of year	112,783,203	85,570,993

End of period	$140,169,483	$112,783,203

See accompanying notes to financial statements.

8

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)										Ratios to Average Net Assets/
		from Investment Operations			Distributions							Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement	Portfolio Turnover Rate
Class AAA
2020(c)	$35.56	$ 0.01	$ 3.16	$ 3.17	—	—	—	—	$0.00	$38.73	8.9%	$95,505	0.07%(d)	1.61%(d)	0.90%(d)(e)	30%
2019	29.94	(0.07)	9.29	9.22	—	$(3.60)	—	$(3.60)	0.00	35.56	30.7	88,287	(0.21)	1.63	1.22(e)	78
2018	33.42	(0.05)	(0.91)	(0.96)	—	(2.52)	—	(2.52)	0.00	29.94	(2.8)	71,877	(0.14)	1.68	1.42(e)(f)	58
2017	26.72	(0.13)	7.89	7.76	—	(1.05)	$(0.01)	(1.06)	0.00	33.42	29.0	77,829	(0.42)	1.67	1.67(f)	43
2016	28.27	0.12	0.22	0.34	$(0.13)	(1.76)	—	(1.89)	—	26.72	1.2	64,574	0.44	1.72	1.72(f)(g)	63
2015	30.23	(0.03)	(0.31)	(0.34)	(0.02)	(1.60)	—	(1.62)	0.00	28.27	(1.2)	72,882	(0.10)	1.68	1.68(f)	53
Class A
2020(c)	$35.55	$ 0.01	$ 3.15	$ 3.16	—	—	—	—	$0.00	$38.71	8.9%	$ 4,789	0.07%(d)	1.61%(d)	0.90%(d)(e)	30%
2019	29.93	(0.08)	9.30	9.22	—	$(3.60)	—	$(3.60)	0.00	35.55	30.7	5,332	(0.21)	1.63	1.22(e)	78
2018	33.41	(0.05)	(0.91)	(0.96)	—	(2.52)	—	(2.52)	0.00	29.93	(2.8)	3,861	(0.14)	1.68	1.41(e)(f)	58
2017	26.72	(0.13)	7.88	7.75	—	(1.05)	$(0.01)	(1.06)	0.00	33.41	29.0	3,652	(0.43)	1.67	1.67(f)	43
2016	28.26	0.12	0.23	0.35	$(0.14)	(1.75)	—	(1.89)	—	26.72	1.3	3,143	0.44	1.72	1.72(f)(g)	63
2015	30.22	(0.03)	(0.32)	(0.35)	(0.01)	(1.60)	—	(1.61)	0.00	28.26	(1.2)	3,580	(0.08)	1.68	1.68(f)	53
Class C
2020(c)	$29.11	$ 0.01	$ 2.58	$ 2.59	—	—	—	—	$0.00	$31.70	8.9%	$ 2,201	0.06%(d)	2.36%(d)	0.90%(d)(e)	30%
2019	25.18	(0.25)	7.78	7.53	—	$(3.60)	—	$(3.60)	0.00	29.11	29.8	2,598	(0.84)	2.38	1.87(e)	78
2018	28.73	(0.28)	(0.75)	(1.03)	—	(2.52)	—	(2.52)	0.00	25.18	(3.5)	1,561	(0.93)	2.43	2.15(e)(f)	58
2017	23.26	(0.32)	6.85	6.53	—	(1.05)	$(0.01)	(1.06)	0.00	28.73	28.0	1,479	(1.19)	2.42	2.42(f)	43
2016	24.91	(0.07)	0.18	0.11	—	(1.76)	—	(1.76)	—	23.26	0.4	1,232	(0.30)	2.47	2.47(f)(g)	63
2015	27.01	(0.23)	(0.27)	(0.50)	—	(1.60)	—	(1.60)	0.00	24.91	(1.9)	1,891	(0.86)	2.43	2.43(f)	53
Class I
2020(c)	$36.45	$ 0.02	$ 3.22	$ 3.24	—	—	—	—	$0.00	$39.69	8.9%	$37,674	0.09%(d)	1.36%(d)	0.90%(d)(e)	30%
2019	30.55	0.01	9.49	9.50	—	$(3.60)	—	$(3.60)	0.00	36.45	31.0	16,566	0.03	1.38	0.99(e)	78
2018	33.90	0.09	(0.92)	(0.83)	—	(2.52)	—	(2.52)	0.00	30.55	(2.4)	8,272	0.26	1.43	1.00(e)(f)	58
2017	26.92	0.07	7.97	8.04	—	(1.05)	$(0.01)	(1.06)	0.00	33.90	29.8	5,667	0.24	1.42	1.00(e)(f)	43
2016	28.47	0.33	0.23	0.56	$(0.35)	(1.76)	—	(2.11)	—	26.92	2.0	2,975	1.18	1.47	1.00(e)(f)(g)	63
2015	30.42	0.17	(0.30)	(0.13)	(0.22)	(1.60)	—	(1.82)	0.00	28.47	(0.5)	3,102	0.54	1.43	1.00(e)(f)	53

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2020, unaudited.
(d)	Annualized.
(e)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $389,452, $412,641, and $261,050 for the six months ended June 30, 2020 and the years ended December 31, 2019 and 2018 and certain Class I expenses to the Fund of $19,466, $14,648, and $12,486 for the years ended December 31, 2017, 2016, and 2015, respectively.

(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact to the expense ratios.

(g)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.20% (Class AAA), 1.21% (Class A), 1.96% (Class C), and 0.47% (Class I).

See accompanying notes to financial statements.

9

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. . The Gabelli Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

10

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The closing price is adjusted from the local close, therefore, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communication Services	$13,705,992	$ 6,644,880	$ 20,350,872
Consumer Discretionary	17,457,399	9,890,057	27,347,456
Consumer Staples	1,303,803	10,768,922	12,072,725
Information Technology	43,562,455	3,436,305	46,998,760
Financials	—	1,803,629	1,803,629
Other Industries (a)	23,830,910	—	23,830,910
Total Common Stocks	99,860,559	32,543,793	132,404,352
U.S. Government Obligations	—	5,624,109	5,624,109
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$99,860,559	$38,167,902	$138,028,461

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no level 3 investments at June 30, 2020 and December 31, 2019.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available,

11

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

12

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Distributions paid from:
Net long term capital gains	$10,428,680

Total distributions paid	$10,428,680

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$88,271,151	$49,998,217	$(240,907)	$49,757,310

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

13

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.25%, 1.25%, 2.00%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2021, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2020, the Adviser reimbursed the Fund in the amount of $389,452. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2020, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,063,143:

For the year ended December 31, 2018, expiring December 31, 2020	$261,050
For the year ended December 31, 2019, expiring December 31, 2021	412,641
For the six months ended June 30, 2020, expiring December 31, 2022	389,452

$1,063,143

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $43,767,178 and $34,488,046, respectively.

14

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2020, the Distributor retained a total of $818 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2020, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2020 and the year ended December 31, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

15

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	142,537	$5,254,653	137,319	$4,874,691
Shares issued upon reinvestment of distributions	—	—	218,229	7,797,329
Shares redeemed	(159,185)	(5,437,362)	(273,816)	(9,712,471)

Net increase/(decrease)	(16,648)	$(182,709)	81,732	$2,959,549

Class A
Shares sold	1,676	$62,922	46,943	$1,656,674
Shares issued upon reinvestment of distributions	—	—	13,558	484,299
Shares redeemed	(27,939)	(915,853)	(39,502)	(1,414,990)

Net increase/(decrease)	(26,263)	$(852,931)	20,999	$725,983

Class C
Shares sold	4,377	$133,352	58,617	$1,748,319
Shares issued upon reinvestment of distributions	—	—	8,440	246,854
Shares redeemed	(24,200)	(678,663)	(39,783)	(1,163,830)

Net increase/(decrease)	(19,823)	$(545,311)	27,274	$831,343

Class I
Shares sold	524,843	$19,268,524	182,452	$6,544,921
Shares issued upon reinvestment of distributions	—	—	40,122	1,469,262
Shares redeemed	(30,112)	(1,078,847)	(38,894)	(1,412,305)

Net increase	494,731	$18,189,677	183,680	$6,601,878

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Christopher D. Ward, CFA, joined the GAMCO Growth Team in 2015 as Vice President and Research Analyst. Prior to joining Gabelli Funds, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy for The Apollo Group. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. Mr. Ward is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. He graduated from Boston College with a BA in Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.com

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group, Inc.
Andrea R. Mango
E. Val Cerutti	Secretary
Chief Executive Officer,
Cerutti Consultants, Inc.	Richard J. Walz
Chief Compliance Officer
Anthony J. Colavita
President,	DISTRIBUTOR
Anthony J. Colavita, P.C.	G.distributors, LLC

John D. Gabelli
Senior Vice President,	CUSTODIAN
G.research, LLC	State Street Bank and Trust
Company
Werner J. Roeder
Former Medical Director,	TRANSFER AGENT AND
Lawrence Hospital	DIVIDEND DISBURSING AGENT
Anthonie C. van Ekris	DST Asset Manager Solutions, Inc.
Chairman,
BALMAC International, Inc.
LEGAL COUNSEL
Salvatore J. Zizza
Chairman,	Skadden, Arps, Slate, Meagher &
Zizza & Associates Corp.	Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q220SR

The Gabelli Global Rising Income and Dividend Fund

Semiannual Report — June 30, 2020

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund decreased 14.2% compared with a decrease of 5.8% for the Morgan Stanley Capital International (MSCI) World Index. Other classes of shares are available. See below for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (2/3/94)
Class AAA (GAGCX)	(14.21)%	(10.72)%	1.20%	3.23%	2.43%	3.85%
MSCI World Index	(5.77)	2.84	6.90	9.95	6.55	6.68(b)
Class A (GAGAX)	(14.18)	(10.71)	1.16	3.22	2.43	3.87
With sales charge (c)	(19.12)	(15.84)	(0.03)	2.61	2.03	3.63
Class C (GACCX)	(14.22)	(11.01)	0.49	2.15	1.45	3.19
With contingent deferred sales charge (d)	(15.08)	(11.90)	0.49	2.15	1.45	3.19
Class I (GAGIX)	(14.19)	(10.46)	1.65	3.58	2.72	4.02

In the current prospectuses dated April 29, 2020, the gross expense ratios for Class AAA, A, C, and I Shares are 1.71%, 1.71%, 2.46%, and 1.46%, respectively, and the net expense ratio for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.91%. See page 9 for the expense ratios for the six months ended June 30, 2020. The contractual reimbursements are in effect through April 30, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI World Index since inception performance is as of January 31, 1994.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Global Rising Income and Dividend Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2020 through June 30, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Global Rising Income and Dividend Fund

Actual Fund Return
Class AAA	$1,000.00	$ 857.90	0.90%	$4.16
Class A	$1,000.00	$ 858.20	0.90%	$4.16
Class C	$1,000.00	$ 857.80	0.90%	$4.16
Class I	$1,000.00	$ 858.10	0.90%	$4.16
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.39	0.90%	$4.52
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Class C	$1,000.00	$1,020.39	0.90%	$4.52
Class I	$1,000.00	$1,020.39	0.90%	$4.52

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2020:

The Gabelli Global Rising Income and Dividend Fund

Food and Beverage	21.8%
Financial Services	9.8%
Electronics	9.7%
Consumer Products	6.7%
Diversified Industrial	6.0%
Energy and Utilities	4.9%
U.S. Government Obligations	4.7%
Telecommunications	4.5%
Wireless Communications	3.2%
Health Care	3.1%
Entertainment	3.0%
Machinery	2.8%
Hotels and Gaming	2.6%
Cable and Satellite	2.1%
Building and Construction	2.1%

Energy and Energy Services	2.0%
Automotive: Parts and Accessories	1.6%
Consumer Services	1.6%
Aerospace and Defense	1.4%
Equipment and Supplies	1.2%
Business Services	1.1%
Specialty Chemicals	1.1%
Computer Software and Services	0.9%
Publishing	0.7%
Retail	0.6%
Automotive	0.4%
Aviation: Parts and Services	0.3%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.0%
	Aerospace and Defense — 1.4%
5,000	Aerojet Rocketdyne Holdings Inc.†	$49,073	$198,200
1,600	L3Harris Technologies Inc.	126,334	271,472
6,000	Ultra Electronics Holdings plc	125,298	148,543

		300,705	618,215

	Automotive — 0.4%
1,000	Volkswagen AG†	167,644	160,997

	Automotive: Parts and Accessories — 1.6%
17,000	Dana Inc.	268,722	207,230
2,000	Genuine Parts Co.	179,604	173,920
1,500	Linamar Corp.	67,884	40,549
51,500	Uni-Select Inc.	773,004	279,578
3,000	Veoneer Inc.†	124,605	32,070

		1,413,819	733,347

	Aviation: Parts and Services — 0.3%
200	Curtiss-Wright Corp.	17,951	17,856
32,000	Signature Aviation plc	165,734	91,951

		183,685	109,807

	Building and Construction — 2.1%
333	Arcosa Inc.	7,045	14,053
500	Chofu Seisakusho Co. Ltd.	11,059	10,493
15,500	GCP Applied Technologies Inc.†	386,127	287,990
11,000	Herc Holdings Inc.†	352,842	338,030
6,000	Johnson Controls International plc	211,053	204,840
1,600	Lennar Corp., Cl. B	60,113	73,744

		1,028,239	929,150

	Business Services — 1.1%
17,000	JCDecaux SA†	485,147	316,095
10,000	Matthews International Corp., Cl. A	310,345	191,000

		795,492	507,095

	Cable and Satellite — 2.1%
514	DISH Network Corp., Cl. A†	19,055	17,738
800	EchoStar Corp., Cl. A†	33,390	22,368
2,000	Liberty Global plc, Cl. A†	54,747	43,720
4,000	Liberty Global plc, Cl. C†	124,396	86,040
1,000	Liberty Latin America Ltd., Cl. A†	21,774	9,720
19,000	Rogers Communications Inc., Cl. B	667,343	763,610

		920,705	943,196

	Computer Software and Services — 0.9%
1,000	AVEVA Group plc	32,213	50,704
34,000	Hewlett Packard Enterprise Co.	466,526	330,820

		498,739	381,524

	Consumer Products — 6.7%
21,000	Essity AB, Cl. A†	557,317	664,828
9,034	Hunter Douglas NV†	406,950	482,108

Shares		Cost	Market Value
2,000	L’Oreal SA	$335,032	$641,965
2,000	Salvatore Ferragamo SpA†	36,074	27,076
13,000	Scandinavian Tobacco Group A/S	195,312	191,692
4,500	Svenska Cellulosa AB SCA, Cl. A†	29,603	52,446
9,500	Swedish Match AB	325,275	667,779
7,000	Unicharm Corp.	139,942	286,548

		2,025,505	3,014,442

	Consumer Services — 1.6%
12,000	Ashtead Group plc	239,543	404,292
200	Boyd Group Services Inc.	14,694	29,769
8,000	ServiceMaster Global Holdings Inc.†	283,247	285,520

		537,484	719,581

	Diversified Industrial — 6.0%
600	Aker ASA, Cl. A†	34,010	21,842
4,000	Ampco-Pittsburgh Corp.†	30,830	12,280
2,500	Ardagh Group SA	33,285	32,275
8,000	Bouygues SA†	332,884	273,324
500	Crane Co.	37,572	29,730
17,000	EnPro Industries Inc.	1,167,982	837,930
7,000	Jardine Matheson Holdings Ltd.	373,578	292,180
17,000	Jardine Strategic Holdings Ltd.	580,912	366,350
3,500	Macquarie Infrastructure Corp.	96,886	107,415
14,500	Myers Industries Inc.	224,775	210,975
11,000	Nilfisk Holding A/S†	184,824	150,758
1,500	Park-Ohio Holdings Corp.	28,328	24,885
1,200	Sulzer AG	102,272	95,625
5,000	Textron Inc.	183,806	164,550
3,000	Trinity Industries Inc.	57,151	63,870

		3,469,095	2,683,989

	Electronics — 9.7%
35,000	Sony Corp.	972,149	2,393,517
28,000	Sony Corp., ADR	579,214	1,935,640
1,500	Stratasys Ltd.†	29,905	23,790

		1,581,268	4,352,947

	Energy and Energy Services — 2.0%
5,000	BP plc, ADR	161,163	116,600
12,000	Landis+Gyr Group AG†	731,326	776,400

		892,489	893,000

	Energy and Utilities — 4.7%
10,000	Cameco Corp.	102,341	102,500
600	Cheniere Energy Inc.†	23,332	28,992
7,000	National Fuel Gas Co.	358,846	293,510
15,500	National Grid plc, ADR	1,065,197	941,470
9,000	Royal Dutch Shell plc, Cl. B	204,620	136,499
20,000	Severn Trent plc	542,019	614,344

		2,296,355	2,117,315

	Entertainment — 3.0%
10,000	Discovery Inc., Cl. A†	257,740	211,000

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
25,000	Grupo Televisa SAB, ADR†	$346,804	$131,000
30,000	International Game Technology plc	469,663	267,000
95,000	ITV plc	233,800	87,909
11,155	ViacomCBS Inc., Cl. B	412,471	260,135
15,000	Vivendi SA	371,240	384,909

		2,091,718	1,341,953

	Equipment and Supplies — 1.2%
4,500	Graco Inc.	100,232	215,955
12,500	Mueller Industries Inc.	353,268	332,250

		453,500	548,205

	Financial Services — 9.8%
1,000	American Express Co.	80,155	95,200
7,500	American International Group Inc.	304,219	233,850
2,200	Bank of America Corp.	65,171	52,250
3	Berkshire Hathaway Inc., Cl. A†	358,105	801,900
8,000	Citigroup Inc.	453,300	408,800
3,200	Comerica Inc.	134,262	121,920
8,000	Deutsche Bank AG†	59,019	76,160
4,200	EXOR NV	156,204	239,898
27,000	FinecoBank Banca Fineco SpA†	182,261	364,467
60,000	GAM Holding AG†	388,396	137,675
1,600	Julius Baer Group Ltd.	75,332	66,959
16,500	Kinnevik AB, Cl. A	517,359	432,058
500	Kinnevik AB, Cl. B	15,085	13,152
5,000	Morgan Stanley	122,102	241,500
32,000	Resona Holdings Inc.	149,202	109,003
2,000	State Street Corp.	112,130	127,100
1,000	T. Rowe Price Group Inc.	71,771	123,500
10,000	The Bank of New York Mellon Corp.	315,339	386,500
1,500	The PNC Financial Services Group Inc.	102,907	157,815
7,000	UBS Group AG	70,979	80,780
5,000	Wells Fargo & Co.	165,445	128,000

		3,898,743	4,398,487

	Food and Beverage — 21.8%
2,000	Campbell Soup Co.	68,687	99,260
7,500	Chr. Hansen Holding A/S	343,822	773,464
7,500	Danone SA†	528,728	518,717
130,000	Davide Campari-Milano SpA	483,830	1,095,407
6,000	Diageo plc, ADR	665,409	806,340
4,000	Fomento Economico Mexicano SAB de CV, ADR	320,374	248,040
2,000	Heineken NV	133,144	184,388
2,500	Kellogg Co.	127,291	165,150
4,000	Kerry Group plc, Cl. A	300,765	494,787
10,600	Kikkoman Corp.	345,380	509,507
5,000	Maple Leaf Foods Inc., Toronto	101,615	105,001
1,500	McCormick & Co. Inc., Cl. V	133,799	266,475

Shares		Cost	Market Value
1,500	McCormick & Co. Inc., Non-Voting	$106,428	$269,115
800	National Beverage Corp.†	32,665	48,816
15,000	Nestlé SA	1,082,986	1,658,240
3,500	Pernod Ricard SA	398,941	550,709
12,300	Remy Cointreau SA	907,049	1,674,861
6,000	The Kraft Heinz Co.	175,646	191,340
1,000	Yakult Honsha Co. Ltd.	63,025	58,810
375,000	Yashili International Holdings Ltd.†	119,189	24,676

		6,438,773	9,743,103

	Health Care — 3.1%
20,000	Achaogen Inc.†	4,200	280
4,000	Bristol-Myers Squibb Co.	177,668	235,200
15,500	Clovis Oncology Inc.†	156,211	104,625
8,000	Cutera Inc.†	151,156	97,360
700	ICU Medical Inc.†	39,966	129,017
4,000	Idorsia Ltd.†	41,180	127,922
1,600	Johnson & Johnson	182,234	225,008
2,500	Patterson Cos. Inc.	60,687	55,000
6,000	Pfizer Inc.	150,570	196,200
5,000	Roche Holding AG, ADR	93,345	216,900

		1,057,217	1,387,512

	Hotels and Gaming — 2.6%
250,000	Mandarin Oriental International Ltd.	408,479	377,500
190,000	The Hongkong & Shanghai Hotels Ltd.	280,200	171,847
400,000	William Hill plc	1,013,450	564,036
800	Wynn Resorts Ltd.	83,623	59,592

		1,785,752	1,172,975

	Machinery — 2.8%
104,000	CNH Industrial NV, Borsa Italiana†	994,865	727,701
50,000	CNH Industrial NV, New York†	444,471	351,500
1,200	Mueller Water Products Inc., Cl. A	13,587	11,316
2,000	NKT A/S†	39,457	44,629
21,000	Twin Disc Inc.†	430,654	116,340

		1,923,034	1,251,486

	Publishing — 0.7%
34,000	The E.W. Scripps Co., Cl. A	566,527	297,500

	Retail — 0.6%
8,000	Hertz Global Holdings Inc.†	54,406	11,280
2,300	Nathan’s Famous Inc.	141,235	129,352
2,400	Walgreens Boots Alliance Inc.	146,920	101,736

		342,561	242,368

	Specialty Chemicals — 1.1%
700	Ashland Global Holdings Inc.	35,829	48,370
3,000	International Flavors & Fragrances Inc.	312,534	367,380
200	The Chemours Co.	1,719	3,070

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
4,000	Valvoline Inc.	$83,077 $	$77,320

		433,159	496,140

	Telecommunications — 4.5%
2,000	CenturyLink Inc.	24,356	20,060
5,000	Cincinnati Bell Inc.†	22,929	74,250
4,000	Deutsche Telekom AG, ADR	71,000	67,080
4,000	Frontier Communications Corp.†	4,060	390
50,000	Koninklijke KPN NV	139,515	132,572
60,000	Pharol SGPS SA, ADR†	30,852	8,280
2,400	Proximus SA	65,242	48,912
130,000	Sistema PJSC FC, GDR	672,709	616,200
63,000	Telefonica Deutschland Holding AG	331,481	185,939
70,000	VEON Ltd., ADR	259,842	126,000
3,000	Verizon Communications Inc.	144,345	165,390
36,000	Vodafone Group plc, ADR	983,652	573,840

		2,749,983	2,018,913

	Wireless Communications — 3.2%
22,000	Millicom International Cellular SA, SDR	1,286,286	575,605
8,000	T-Mobile US Inc.†	663,920	833,200

		1,950,206	1,408,805

	TOTAL COMMON STOCKS	39,802,397	42,472,052

	RIGHTS — 0.0%
	Wireless Communications — 0.0%
8,000	T-Mobile US Inc., expire 07/27/20†	0	1,344

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Energy and Utilities — 0.2%
$ 100,000	Chart Industries Inc., 1.000%, 11/15/24(a)	$100,000	$105,671

	U.S. GOVERNMENT OBLIGATIONS — 4.7%
2,100,000	U.S. Treasury Bills, 0.060% to 0.135%††, 07/23/20 to 09/24/20	2,099,681	2,099,442

	TOTAL INVESTMENTS — 99.9%	$42,002,078	44,678,509

	Other Assets and Liabilities (Net) — 0.1%		45,717

	NET ASSETS — 100.0%		$44,724,226

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
Europe	47.5%	$21,229,439
United States	34.0	15,212,951
Japan	11.9	5,303,518
Canada	3.0	1,321,008
Asia/Pacific	2.8	1,232,553
Latin America	0.8	379,040

	100.0%	$44,678,509

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $42,002,078)	$44,678,509
Foreign currency, at value (cost $2,703)	2,707
Cash	5,314
Receivable for Fund shares sold	4,475
Receivable from Adviser	19,373
Dividends and interest receivable	118,262
Prepaid expenses	22,407

Total Assets	44,851,047

Liabilities:
Payable for Fund shares redeemed	378
Payable for investment advisory fees	37,022
Payable for accounting fees	3,750
Payable for distribution fees	2,124
Payable for legal and audit fees	29,743
Payable for shareholder communications expenses	41,827
Payable for custody expenses	3,505
Payable for shareholder services fees	6,347
Other accrued expenses	2,125

Total Liabilities	126,821

Net Assets (applicable to 1,993,217 shares outstanding)	$44,724,226

Net Assets Consist of:
Paid-in capital	$43,351,412
Total distributable earnings	1,372,814

Net Assets	$44,724,226

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,896,346 ÷ 217,995 shares outstanding; 75,000,000 shares authorized)	$22.46
Class A:
Net Asset Value and redemption price per share ($1,066,760 ÷ 47,395 shares outstanding; 50,000,000 shares authorized)	$22.51
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.88
Class C:
Net Asset Value and offering price per share ($1,019,487 ÷ 54,163 shares outstanding; 25,000,000 shares authorized)	$18.82	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($37,741,633 ÷ 1,673,664 shares outstanding; 25,000,000 shares authorized)	$22.55

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $23,356)	$371,136
Interest	7,551

Total Investment Income	378,687

Expenses:
Investment advisory fees	227,808
Distribution fees - Class AAA	6,406
Distribution fees - Class A	1,426
Distribution fees - Class C	6,796
Shareholder communications expenses	23,783
Legal and audit fees	20,344
Registration expenses	20,001
Shareholder services fees	10,287
Custodian fees	9,416
Accounting fees	7,500
Directors’ fees	5,867
Interest expense	211
Miscellaneous expenses	8,955

Total Expenses	348,800

Less:
Expense reimbursements (See Note 3)	(142,726)
Expenses paid indirectly by broker (See Note 6)	(835)

Total Reimbursements and Credits	(143,561)

Net Expenses	205,239

Net Investment Income	173,448

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(971,790)
Net realized gain on foreign currency transactions	78

Net realized loss on investments and foreign currency transactions	(971,712)

Net change in unrealized appreciation/depreciation:
on investments	(6,892,386)
on foreign currency translations	(112)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,892,498)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(7,864,210)

Net Decrease in Net Assets Resulting from Operations	$(7,690,762)

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$173,448	$437,184
Net realized loss on investments and foreign currency transactions	(971,712)	(54,961)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,892,498)	6,630,692

Net Increase/(Decrease) in Net Assets Resulting from Operations	(7,690,762)	7,012,915

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(29,111)
Class A	—	(6,320)
Class C	—	(2,980)
Class I	—	(478,972)

Total Distributions to Shareholders	—	(517,383)

Capital Share Transactions:
Class AAA	(393,385)	578,125
Class A	(159,685)	(211,815)
Class C	(548,633)	(662,838)
Class I	(134,098)	(121,263)

Net Decrease in Net Assets from Capital Share Transactions	(1,235,801)	(417,791)

Redemption Fees	—	2

Net Increase/(Decrease) in Net Assets.	(8,926,563)	6,077,743
Net Assets:
Beginning of year	53,650,789	47,573,046

End of period	$44,724,226	$53,650,789

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimburse- ment	Operating Expenses Net of Reimburse- ment(c)(d)	Portfolio Turnover Rate
Class AAA
2020(e)	$26.18	$0.08		$(3.80)	$(3.72)	—	—	—	—	—	$22.46	(14.2)%	$4,896	0.75%(f)	1.72%(f)	0.90%(f)(g)	5%
2019	23.00	0.08	(h)	3.22	3.30	$(0.08)	$(0.04)	—	$(0.12)	$0.00	26.18	14.4	6,194	0.34(h)	1.70	1.65(g)	5
2018	27.20	0.16		(3.98)	(3.82)	(0.20)	(0.18)	—	(0.38)	—	23.00	(14.0)	4,929	0.60	1.67	1.67	20
2017	22.80	0.03		4.74	4.77	(0.07)	(0.28)	$(0.02)	(0.37)	0.00	27.20	20.9	7,672	0.12	1.62	1.62	24
2016	21.85	0.27		0.91	1.18	(0.23)	—	—	(0.23)	—	22.80	5.4	4,598	1.21	1.61	1.61(i)	52
2015	22.01	(0.09)		0.22	0.13	—	(0.29)	—	(0.29)	—	21.85	0.6	7,121	(0.41)	1.75	1.75(j)	167
Class A
2020(e)	$26.23	$0.08		$(3.80)	$(3.72)	—	—	—	—	—	$22.51	(14.2)%	$1,067	0.72%(f)	1.72%(f)	0.90%(f)(g)	5%
2019	23.04	0.09	(h)	3.21	3.30	$(0.07)	$(0.04)	—	$(0.11)	$0.00	26.23	14.4	1,441	0.35(h)	1.70	1.66(g)	5
2018	27.26	0.16		(3.99)	(3.83)	(0.21)	(0.18)	—	(0.39)	—	23.04	(14.0)	1,465	0.61	1.67	1.67	20
2017	22.86	0.05		4.74	4.79	(0.09)	(0.28)	$(0.02)	(0.39)	0.00	27.26	20.9	1,178	0.18	1.62	1.62	24
2016	21.90	0.25		0.93	1.18	(0.22)	—	—	(0.22)	—	22.86	5.4	480	1.15	1.61	1.61(i)	52
2015	22.10	(0.10)		0.19	0.09	—	(0.29)	—	(0.29)	—	21.90	0.4	694	(0.44)	1.75	1.75(j)	167
Class C
2020(e)	$21.94	$0.06		$(3.18)	$(3.12)	—	—	—	—	—	$18.82	(14.2)%	$1,019	0.68%(f)	2.47%(f)	0.90%(f)(g)	5%
2019	19.35	(0.09	)(h)	2.72	2.63	—	$(0.04)	—	$(0.04)	$0.00	21.94	13.6	1,836	(0.43)(h)	2.45	2.37(g)	5
2018	22.93	(0.02)		(3.35)	(3.37)	$(0.03)	(0.18)	—	(0.21)	—	19.35	(14.7)	2,245	(0.09)	2.42	2.42	20
2017	19.36	(0.14)		4.01	3.87	—	(0.28)	$(0.02)	(0.30)	0.00	22.93	20.0	2,127	(0.62)	2.37	2.37	24
2016	18.61	0.06		0.80	0.86	(0.11)	—	—	(0.11)	—	19.36	4.6	721	0.31	2.36	2.36(i)	52
2015	18.97	(0.24)		0.17	(0.07)	—	(0.29)	—	(0.29)	—	18.61	(0.4)	595	(1.26)	2.50	2.20(j)	167
Class I
2020(e)	$26.28	$0.09		$(3.82)	$(3.73)	—	—	—	—	—	$22.55	(14.2)%	$37,742	0.77%(f)	1.47%(f)	0.90%(f)(g)	5%
2019	23.08	0.25	(h)	3.24	3.49	$(0.25)	$(0.04)	—	$(0.29)	$0.00	26.28	15.1	44,180	1.01(h)	1.45	0.99(g)	5
2018	27.35	0.35		(4.04)	(3.69)	(0.40)	(0.18)	—	(0.58)	—	23.08	(13.40)	38,934	1.32	1.42	1.00(g)	20
2017	22.89	0.19		4.78	4.97	(0.21)	(0.28)	$(0.02)	(0.51)	0.00	27.35	21.7	59,555	0.74	1.37	1.00(g)	24
2016	21.94	0.31		0.95	1.26	(0.31)	—	—	(0.31)	—	22.89	5.8	37,344	1.39	1.36	1.27(g)(i)	52
2015	22.13	(0.04)		0.17	0.13	(0.03)	(0.29)	—	(0.32)	—	21.94	0.6	36,371	(0.19)	1.50	1.50(j)	167

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017 and 2016, there was no impact to the expenses ratio. For the year ended December 31, 2015, if credits had not been received, the ratios of operating expenses to average net assets would have been 1.76% (Class AAA and Class A), 2.51% (Class C), and 1.51% (Class I).

(d)	The Fund incurred interest expense during the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015, and the effect of the interest expense was minimal.
(e)	For the six months ended June 30, 2020, unaudited.
(f)	Annualized.
(g)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $142,726, $196,584 for the six months ended June 30, 2020 and the year ended December 31, 2019 and certain Class I expenses to the Fund of $211,071, $175,468, and $36,018 for the years ended December 31, 2018, 2017, and 2016, respectively.

(h)

Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been 0.03 (Class AAA), 0.04 (Class A), (0.13) (Class C), and 0.20 (Class I), and the net investment income ratio would have been 0.14% (Class AAA and Class A), (0.64%) (Class C), and 0.80% (Class I), respectively.

(i)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the expense ratios would have been 1.46% (Class AAA), 1.44% (Class A), 2.20% (Class C), and 1.10% (Class I).

(j)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $62,315 for the year ended December 31, 2015, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.61% (Class AAA and Class A), 2.36% (Class C), and 1.36% (Class I).

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Rising Income and Dividend Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$42,472,052	—	$42,472,052
Convertible Corporate Bonds (a)	—	$105,671	105,671
Rights (a)	1,344	—	1,344
U.S. Government Obligations	—	2,099,442	2,099,442
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$42,473,396	$2,205,113	$44,678,509

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no level 3 investments at June 30, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The credit worthiness of the counter parties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts, if any, are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2020, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. As of June 30, 2020, the Fund held no forward foreign exchange contracts.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2020, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2020, if any, refer to the Schedule of Investments.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$502,720
Net long term capital gains.	14,663

Total distributions paid	$517,383

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2020:

		Gross	Gross	Net
	Cost/	Unrealized	Unrealized	Unrealized
	(Proceeds)	Appreciation	Depreciation	Appreciation
Investments	$42,570,222	$10,001,317	$(7,893,030)	$2,108,287

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2021, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2020, the Adviser reimbursed expenses in the amount of $142,726.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2020, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $550,381:

For the year ended December 31, 2018, expiring December 31, 2020	$211,071
For the year ended December 31, 2019, expiring December 31, 2021	196,584
For the six months ended June 30, 2020, expiring December 31, 2022	142,726

$550,381

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $2,150,083 and $3,208,043, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2020, the Fund paid brokerage commissions on security trades of $2,413 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $406 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $835.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $7,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2020, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2020 and the year ended December 31, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,260	$53,637	55,209	$1,412,343
Shares issued upon reinvestment of distributions	—	—	1,071	28,072
Shares redeemed	(20,846)	(447,022)	(34,012)	(862,290)

Net increase/(decrease)	(18,586)	$(393,385)	22,268	$578,125

Class A
Shares sold	455	$9,501	14,445	$363,666
Shares issued upon reinvestment of distributions	—	—	235	6,170
Shares redeemed	(7,997)	(169,186)	(23,320)	(581,651)

Net decrease	(7,542)	$(159,685)	(8,640)	$(211,815)

Class C
Shares sold	1,836	$40,437	19,741	$423,760
Shares issued upon reinvestment of distributions	—	—	133	2,922
Shares redeemed	(31,354)	(589,070)	(52,188)	(1,089,520)

Net decrease	(29,518)	$(548,633)	(32,314)	$(662,838)

Class I
Shares sold	14,745	$362,795	51,137	$1,300,988
Shares issued upon reinvestment of distributions	—	—	11,724	308,583
Shares redeemed	(21,960)	(496,893)	(69,005)	(1,730,834)

Net decrease	(7,215)	$(134,098)	(6,144)	$(121,263)

9. Significant Shareholder. As of June 30, 2020, approximately 79.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group, Inc.
Andrea R. Mango
E. Val Cerutti	Secretary
Chief Executive Officer,
Cerutti Consultants, Inc.	Richard J. Walz
Chief Compliance Officer
Anthony J. Colavita
President,	DISTRIBUTOR
Anthony J. Colavita, P.C.	G.distributors, LLC

John D. Gabelli
Senior Vice President,	CUSTODIAN
G.research, LLC
State Street Bank and Trust
Werner J. Roeder	Company
Former Medical Director,
Lawrence Hospital	TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Anthonie C. van Ekris	DST Asset Manager Solutions, Inc.
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,	LEGAL COUNSEL
Zizza & Associates Corp.	Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q220SR

The Gabelli International Small Cap Fund Semiannual Report — June 30, 2020	Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) per Class AAA Share of The Gabelli International Small Cap Fund decreased 9.0% compared with a decrease of 13.1% for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Small Cap Index. Other classes of shares are available. See below for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (5/11/98)
Class AAA (GABOX)	(9.04)%	2.87%	3.02%	6.78%	5.02%	5.82%
MSCI EAFE Small Cap Index	(13.11)	(3.52)	3.81	8.02	5.66	3.30	(b)
MSCI All Country (AC) World Index	(6.25)	2.11	6.46	9.16	6.42	5.17	(c)
Lipper Global Large-Cap Growth Fund Classification	1.46	11.13	9.72	11.32	8.23	6.63
Lipper Global Multi-Cap Growth Fund Classification	4.45	12.80	9.28	11.55	7.44	5.25
Class A (GOCAX)	(9.06)	2.43	2.56	6.54	4.86	5.71
With sales charge (d)	(14.29)	(3.46)	1.36	5.92	4.44	5.43
Class C (GGLCX)	(9.03)	2.12	1.97	5.84	4.12	5.24
With contingent deferred sales charge (e)	(9.94)	1.12	1.97	5.84	4.12	5.24
Class I (GLOIX)	(9.10)	2.84	3.34	7.15	5.30	6.02

In the current prospectuses dated April 29, 2020, the gross expense ratios for Class AAA, A, C, and I Shares are 3.42%, 3.42%, 4.17%, and 3.17%, respectively, and the net expense ratio for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 8 for the expense ratios for the six months ended June 30, 2020. The contractual reimbursements are in effect through April 30, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Small Cap Index has 2,304 constituents and captures small cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  MSCI EAFE Small Cap Index inception date is December 31, 1998.

(c)   The MSCI AC World Index since inception performance is as of April 30, 1994.

(d)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli International Small Cap Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2020 through June 30, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli International Small Cap Fund
Actual Fund Return
Class AAA	$1,000.00	$ 909.60	0.90%	$4.27
Class A	$1,000.00	$ 909.40	0.90%	$4.27
Class C	$1,000.00	$ 909.70	0.90%	$4.27
Class I	$1,000.00	$ 909.00	0.90%	$4.27
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.39	0.90%	$4.52
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Class C	$1,000.00	$1,020.39	0.90%	$4.52
Class I	$1,000.00	$1,020.39	0.90%	$4.52

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2020:

The Gabelli International Small Cap Fund

Consumer Staples	18.6%
Materials	16.4%
Consumer Discretionary	14.3%
Health Care	12.8%
Industrials	9.5%
Financials	8.1%
Communication Services	7.1%

Information Technology	6.6%
Real Estate	5.1%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	(0.4)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The Gabelli International Small Cap Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 96.8%
	CONSUMER STAPLES — 18.6%
8,000	Austevoll Seafood ASA	$70,250	$66,439
5,000	Glanbia plc	59,316	56,819
30,000	Hotel Chocolat Group plc	131,832	115,882
2,420	Interparfums SA†	82,577	108,686
1,700	Kameda Seika Co. Ltd.	72,438	81,859
3,000	Kobe Bussan Co. Ltd.	94,197	170,357
1,200	Laurent-Perrier	113,180	103,813
2,000	Milbon Co. Ltd.	73,637	95,599
60	Philip Morris CR AS	50,515	33,680
80,000	Premier Foods plc†	43,658	68,968
22,000	PZ Cussons plc	87,780	50,371
4,000	Sakata Seed Corp.	118,342	127,759
35,000	Stock Spirits Group plc	126,796	101,303
1,300	Viscofan SA	75,483	84,858

	TOTAL CONSUMER STAPLES	1,200,001	1,266,393

	MATERIALS — 16.4%
6,000	Alamos Gold Inc., Cl. A	44,345	56,280
13,850	Alamos Gold Inc., Toronto, Cl. A	102,362	129,155
18,000	B2Gold Corp.	51,262	102,357
6,250	Castile Resources Ltd.†	1,102	702
20,000	Centamin plc	41,668	45,653
3,000	Endeavour Mining Corp.†	60,421	72,591
12,000	Hochschild Mining plc	46,101	28,997
1,302	Kirkland Lake Gold Ltd.	42,284	53,611
3,000	Labrador Iron Ore Royalty Corp.	51,466	53,631
4,000	MAG Silver Corp.†	51,468	56,453
15,000	OceanaGold Corp.†	50,106	34,915
7,000	Pretium Resources Inc.†	78,698	58,800
12,000	Sekisui Kasei Co. Ltd.	136,928	64,552
20,000	SEMAFO Inc.†	55,436	68,209
2,000	Sumitomo Bakelite Co. Ltd.	87,393	56,486
5,000	T. Hasegawa Co. Ltd.	97,468	111,924
10,000	Teranga Gold Corp.†	38,044	90,601
25,000	Westgold Resources Ltd.†	38,443	36,705

	TOTAL MATERIALS	1,074,995	1,121,622

	CONSUMER DISCRETIONARY — 14.3%
17,000	888 Holdings plc	31,326	36,768
5,555	AcadeMedia AB	39,150	37,749
5,500	Beneteau SA	102,689	39,346
7,000	Crest Nicholson Holdings plc	53,128	17,112
7,300	Gamesys Group plc†	84,421	77,461
11,820	GVC Holdings plc	107,595	108,341
1,150	Hunter Douglas NV†	94,649	61,371
2,200	JINS Holdings Inc.	125,148	134,032
25,000	Mandarin Oriental International Ltd.	61,939	37,877
90,000	NagaCorp. Ltd.	59,863	104,989
2,000	Tod’s SpA†	132,379	59,582
10,000	Treatt plc	57,375	61,594
50,000	William Hill plc	142,702	70,641

Shares		Cost	Market Value

10,000	Zojirushi Corp.	$93,734	$126,855

	TOTAL CONSUMER DISCRETIONARY	1,186,098	973,718

	HEALTH CARE — 11.1%
13,712	AddLife AB, Cl. B†	66,615	144,946
600	Bachem Holding AG, Cl. B	84,776	158,455
900	Gerresheimer AG	78,165	83,174
23,000	IRRAS AB†	47,176	13,933
15,000	Nanosonics Ltd.†	32,031	71,130
230	Siegfried Holding AG	76,087	104,667
10,000	Tristel plc	42,363	52,662
1,300	Vetoquinol SA	81,468	89,552
250	Ypsomed Holding AG†	47,385	35,508

	TOTAL HEALTH CARE	556,066	754,027

	INDUSTRIALS — 9.5%
10,000	Aida Engineering Ltd.	116,191	67,667
40,000	Chemring Group plc	100,043	119,166
2,000	Clarkson plc	77,999	55,695
4,000	Loomis AB†	148,615	95,555
3,000	Maruwa Unyu Kikan Co. Ltd.	79,354	84,578
20,000	Rotork plc	68,941	69,220
12,000	Signature Aviation plc	42,061	34,305
10,000	Sodick Co. Ltd.	123,377	74,135
13,000	Teraoka Seisakusho Co. Ltd.	100,314	46,894

	TOTAL INDUSTRIALS	856,895	647,215

	FINANCIALS — 8.1%
30,000	Brewin Dolphin Holdings plc	141,892	96,682
4,000	Kinnevik AB, Cl. B	92,113	105,589
10,000	Polar Capital Holdings plc	61,218	62,421
4,000	Rothschild & Co.†	142,628	97,064
13,000	Tamburi Investment Partners SpA	90,851	84,983
120,000	Value Partners Group Ltd.	109,270	61,173
31,538	XPS Pensions Group plc	76,002	44,940

	TOTAL FINANCIALS	713,974	552,852

	COMMUNICATION SERVICES — 7.1%
1,100	Akatsuki Inc.	66,733	39,239
2,000	Blue Prism Group plc†	45,014	28,142
30,000	HT&E Ltd.	55,068	24,884
9,000	Manchester United plc, Cl. A	159,353	142,470
4,190	Modern Times Group MTG AB, Cl. B†	66,033	45,670
4,190	Nordic Entertainment Group AB, Cl. B†	92,012	128,862
4,000	RPA Holdings Inc.†	38,923	29,515
1,000	Xilam Animation SA†	45,110	43,905

	TOTAL COMMUNICATION SERVICES	568,246	482,687

	INFORMATION TECHNOLOGY — 6.6%
24,285	Equiniti Group plc	90,810	43,868
10,000	F-Secure OYJ†	49,487	32,307
3,000	GMO internet Inc.	75,126	83,341
6,000	Infomart Corp.	49,531	41,525
20,000	NCC Group plc	57,230	44,276

See accompanying notes to financial statements.

4

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,000	Nynomic AG†	$47,338	$49,243
45,000	Oxford Metrics plc	50,482	41,732
3,000	PSI Software AG	67,275	67,435
6,000	Topcon Corp.	108,068	48,532

	TOTAL INFORMATION TECHNOLOGY	595,347	452,259

	REAL ESTATE — 5.1%
25,000	Impact Healthcare Reit plc	34,145	29,676
4,000	PATRIZIA AG	88,694	97,025
7,000	Tosei Corp.	70,534	74,048
3,500	Warehouses De Pauw CVA, REIT	56,435	96,155
6,000	Workspace Group plc, REIT	72,186	48,671

	TOTAL REAL ESTATE	321,994	345,575

	TOTAL COMMON STOCKS	7,073,616	6,596,348

	PREFERRED STOCKS — 1.7%
	HEALTH CARE — 1.7%
1,400	Draegerwerk AG & Co. KGaA, 0.190%	123,037	114,564

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 1.9%
$ 130,000	U.S. Treasury Bill, 0.133%††, 09/17/20	$129,963	$129,962

	TOTAL INVESTMENTS — 100.4%	$7,326,616	6,840,874

	Other Assets and Liabilities (Net) — (0.4)%		(27,780)

	NET ASSETS — 100.0%		$6,813,094

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
Europe	58.6%	$4,008,956
Japan	22.8	1,558,895
Canada	9.8	669,097
Asia/Pacific	3.9	267,386
Latin America	3.0	206,578
United States	1.9	129,962

	100.0%	$6,840,874

See accompanying notes to financial statements.

5

The Gabelli International Small Cap Fund

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $7,326,616)	$6,840,874
Foreign currency, at value (cost $2,155)	2,153
Cash	17,207
Receivable for Fund shares sold	100
Receivable from Adviser	25,306
Dividends receivable	13,345
Prepaid expenses	16,455

Total Assets	6,915,440

Liabilities:
Payable for investment advisory fees	12,161
Payable for distribution fees	1,179
Payable for legal and audit fees	29,246
Payable for shareholder communications expenses	23,538
Payable for shareholder services fees	6,343
Other accrued expenses	29,879

Total Liabilities	102,346

Net Assets (applicable to 571,238 shares outstanding)	$6,813,094

Net Assets Consist of:
Paid-in capital	$7,426,356
Total accumulated loss	(613,262)

Net Assets	$6,813,094

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($5,581,083 ÷ 469,754 shares outstanding; 75,000,000 shares authorized)	$11.88

Class A:
Net Asset Value and redemption price per share ($76,291 ÷ 6,437 shares outstanding; 50,000,000 shares authorized)	$11.85

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.57

Class C:
Net Asset Value and offering price per share ($21,510 ÷ 2,014 shares outstanding; 25,000,000 shares authorized)	$10.68	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,134,210 ÷ 93,033 shares outstanding; 25,000,000 shares authorized)	$12.19

(a)	Redemption price varies based on the length of time held.

Statement of Operations
For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $7,782)	$53,588
Interest	677

Total Investment Income	54,265

Expenses:
Investment advisory fees	33,377
Distribution fees - Class AAA	6,837
Distribution fees - Class A	97
Distribution fees - Class C	109
Legal and audit fees	19,847
Registration expenses	15,250
Shareholder communications expenses	14,195
Shareholder services fees	10,633
Custodian fees	3,224
Directors’ fees	893
Interest expense	113
Miscellaneous expenses	25,615

Total Expenses	130,190

Less:
Expenses reimbursements (See Note 3)	(100,037)

Net Expenses	30,153

Net Investment Income	24,112

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(141,094)
Net realized loss on foreign currency transactions	(72)

Net realized loss on investments and foreign currency transactions	(141,166)

Net change in unrealized appreciation/depreciation:
on investments	(605,637)
on foreign currency translations	11

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(605,626)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(746,792)

Net Decrease in Net Assets Resulting from Operations	$(722,680)

See accompanying notes to financial statements.

6

The Gabelli International Small Cap Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$24,112	$116,308
Net realized gain/(loss) on investments and foreign currency transactions	(141,166)	379,899
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(605,626)	1,293,938

Net Increase/(Decrease) in Net Assets Resulting from Operations	(722,680)	1,790,145

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(413,625)
Class A	—	(5,111)
Class C	—	(1,466)
Class I	—	(84,650)

Total Distributions to Shareholders	—	(504,852)

Capital Share Transactions:
Class AAA	(198,471)	(627,085)
Class A	(5,304)	(3,385)
Class C	(2,515)	(8,781)
Class I	(53,243)	(474,101)

Net Decrease in Net Assets from Capital Share Transactions	(259,533)	(1,113,352)

Redemption Fees	3	109

Net Increase/(Decrease) in Net Assets	(982,210)	172,050
Net Assets:
Beginning of year	7,795,304	7,623,254

End of period	$6,813,094	$7,795,304

See accompanying notes to financial statements.

7

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment		Operating Expenses Net of Reimburse- ment(c)(d)		Portfolio Turnover Rate
Class AAA
2020(e)	$13.06	$0.04		$(1.22)	$(1.18)	—	—	—	—	$0.00	$11.88	(9.0)%	$5,581	0.72	%(f)	3.94	%(f)	0.90	%(f)	7%
2019	11.09	0.19	(g)	2.68	2.87	$(0.22)	$(0.68)	—	$(0.90)	0.00	13.06	25.9	6,366	1.50	(g)	3.41		1.00		9
2018	18.55	0.19		(4.13)	(3.94)	(0.19)	(3.32)	$(0.01)	(3.52)	0.00	11.09	(20.9)	5,954	1.07		3.11		1.00	(h)	26
2017	22.41	0.04		6.19	6.23	(0.13)	(9.96)	—	(10.09)	—	18.55	28.1	8,599	0.16		3.01		1.67		71
2016	23.45	0.27		(0.02)	0.25	(0.28)	(1.01)	—	(1.29)	0.00	22.41	1.1	7,764	1.14		2.80		1.38	(i)(j)	4
2015	23.71	0.01		0.05	0.06	(0.11)	(0.21)	—	(0.32)	0.00	23.45	0.2	8,596	0.03		2.67		2.02	(h)(i)	7
Class A
2020(e)	$13.03	$0.04		$(1.22)	$(1.18)	—	—	—	—	$0.00	$11.85	(9.1)%	$76	0.71	%(f)	3.94	%(f)	0.90	%(f)	7%
2019	11.05	0.07	(g)	2.67	2.74	$(0.08)	$(0.68)	—	$(0.76)	0.00	13.03	24.9	91	0.60	(g)	3.41		1.91		9
2018	18.44	0.01		(4.08)	(4.07)	—	(3.32)	—	(3.32)	0.00	11.05	(21.7)	81	0.04		3.11		2.01	(h)	26
2017	22.33	(0.05)		6.18	6.13	(0.06)	(9.96)	—	(10.02)	—	18.44	27.7	155	(0.19)		3.01		2.00		71
2016	23.35	0.27		(0.01)	0.26	(0.27)	(1.01)	—	(1.28)	0.00	22.33	1.1	166	1.14		2.80		1.39	(i)(j)	4
2015	23.61	0.02		0.03	0.05	(0.10)	(0.21)	—	(0.31)	0.00	23.35	0.1	183	0.08		2.67		2.02	(h)(i)	7
Class C
2020(e)	$11.74	$0.04		$(1.10)	$(1.06)	—	—	—	—	$0.00	$10.68	(9.0)%	$22	0.69	%(f)	4.69	%(f)	0.90	%(f)	7%
2019	10.02	(0.01	)(g)	2.41	2.40	—	$(0.68)	—	$(0.68)	0.00	11.74	24.0	26	(0.12	)(g)	4.16		2.61		9
2018	17.26	(0.11)		(3.81)	(3.92)	—	(3.32)	—	(3.32)	0.00	10.02	(22.3)	31	(0.67)		3.86		2.76	(h)	26
2017	21.52	(0.23)		5.93	5.70	—	(9.96)	—	(9.96)	—	17.26	26.8	43	(0.92)		3.76		2.75		71
2016	22.60	0.20		(0.01)	0.19	$(0.26)	(1.01)	—	(1.27)	0.00	21.52	0.9	39	0.87		3.55		1.66	(i)(j)	4
2015	22.94	(0.17)		0.04	(0.13)	—	(0.21)	—	(0.21)	0.00	22.60	0.6	51	(0.75)		3.42		2.77	(h)(i)	7
Class I
2020(e)	$13.41	$0.04		$(1.26)	$(1.22)	—	—	—	—	$0.00	$12.19	(9.1)%	$1,134	0.72	%(f)	3.69	%(f)	0.90	%(f)	7%
2019	11.39	0.19	(g)	2.77	2.96	$(0.26)	$(0.68)	—	$(0.94)	0.00	13.41	26.0	1,312	1.52	(g)	3.16		1.00		9
2018	18.93	0.19		(4.22)	(4.03)	(0.18)	(3.32)	$(0.01)	(3.51)	0.00	11.39	(20.9)	1,557	1.07		2.86		1.00	(h)	26
2017	22.68	0.21		6.31	6.52	(0.31)	(9.96)	—	(10.27)	—	18.93	29.0	2,031	0.82		2.76		1.00		71
2016	23.71	0.36		(0.01)	0.35	(0.37)	(1.01)	—	(1.38)	0.00	22.68	1.5	1,246	1.50		2.55		1.01	(i)(j)	4
2015	23.87	0.21		0.08	0.29	(0.24)	(0.21)	—	(0.45)	0.00	23.71	1.2	1,251	0.88		2.42		1.02	(h)(i)	7

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $100,037, $184,323, $201,091, $144,403, $137,877, and $75,568 for the six months ended Jun 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015, respectively.

(d)

The Fund incurred interest expense. For the year ended December 31, 2018, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class A), 2.75% (Class C) and with no impact to Class AAA and Class I. For the six months ended June 30, 2020 and years ended December 31, 2019, 2017, 2016, and 2015, the effect of interest expense was minimal.

(e)	For the six months ended June 30, 2020, unaudited.
(f)	Annualized.
(g)

Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been 0.15 (Class AAA), 0.04 (Class A), (0.05) (Class C), and 0.15 (Class I), and the net investment income ratio would have been 1.19% (Class AAA), 0.29% (Class A), (0.43%) (Class C), and 1.21% (Class I), respectively.

(h)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2015, had such payments not been made, the expense ratios would have been 2.03% (Class AAA and Class A), 2.78% (Class C), and 1.03% (Class I). For the year ended December 31, 2018, the effect of expense was minimal.

(i)

The Fund incurred tax expense for the years ended December 31, 2016 and 2015. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.37% and 2.00% (Class AAA), 1.38% and 2.00% (Class A), 1.65% and 2.75% (Class C), and 1.00% and 1.00% (Class I), respectively.

(j)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the expense ratios would have been 1.17% (Class AAA), 1.18% (Class A), 1.45% (Class C), and 0.80% (Class I).

See accompanying notes to financial statements.

8

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli International Small Cap Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

9

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. If fair value is adjusted from the local close, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communication Services	$142,470	$340,217	$482,687
Consumer Discretionary	61,371	912,347	973,718
Consumer Staples	84,858	1,181,535	1,266,393
Financials	44,940	507,912	552,852
Health Care	197,608	556,419	754,027
Industrials	95,555	551,660	647,215
Information Technology	—	452,259	452,259
Materials	776,603	345,019	1,121,622
Real Estate	29,676	315,899	345,575
Total Common Stocks	1,433,081	5,163,267	6,596,348
Preferred Stocks (a)	—	114,564	114,564
U.S. Government Obligations	—	129,962	129,962
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,433,081	$5,407,793	$6,840,874

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no level 3 investments at June 30, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

10

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion on of the periodic expenses

11

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$128,707
Net long term capital gains.	376,145

Total distributions paid	$504,852

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

12

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$7,326,633	$860,614	$(1,346,373)	$(485,759)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2021, at no more than 0.90% of the value of the Fund’s average daily net assets for each of share class. During the six months ended June 30, 2020, the Adviser reimbursed the Fund in the amount of $100,037. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At June 30, 2020, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $485,451:

13

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

For the year ended December 31, 2018, expiring December 31, 2020	$201,091
For the year ended December 31, 2019, expiring December 31, 2021	184,323
For the six months ended June 30, 2020, expiring December 31, 2022	100,037

$485,451

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000 and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $496,030 and $699,239, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2020.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2020, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

14

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2020 and the year ended December 31, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	10,911	$129,485	15,135	$188,463
Shares issued upon reinvestment of distributions	—	—	30,728	399,469
Shares redeemed	(28,397)	(327,956)	(95,721)	(1,215,017)

Net decrease	(17,486)	$(198,471)	(49,858)	$(627,085)

Class A
Shares sold	154	$1,800	1,468	$17,835
Shares issued upon reinvestment of distributions	—	—	299	3,875
Shares redeemed	(714)	(7,104)	(2,114)	(25,095)

Net decrease	(560)	$(5,304)	(347)	$(3,385)

Class C
Shares sold	—	—	333	$3,675
Shares issued upon reinvestment of distributions	—	—	125	1,466
Shares redeemed	(257)	$(2,515)	(1,263)	(13,922)

Net decrease	(257)	$(2,515)	(805)	$(8,781)

Class I
Shares sold	1,681	$18,373	17,785	$227,429
Shares issued upon reinvestment of distributions	—	—	6,346	84,650
Shares redeemed	(6,495)	(71,616)	(63,035)	(786,180)

Net decrease	(4,814)	$(53,243)	(38,904)	$(474,101)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

GAMCO Global Series Funds, Inc.

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q220SR

The Gabelli Global Mini Mites Fund

Semiannual Report — June 30, 2020

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) per Class AAA Share of The Gabelli Global Mini Mites Fund decreased 20.0% compared with a decrease of 12.6% for the S&P Developed SmallCap Index. Other classes of shares are available. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)

	Six Months	1 Year	Since Inception (10/1/18)
Class AAA (GAMNX)	(19.98)%	(17.13)%	(13.91)%
S&P Developed SmallCap Index	(12.62)	(5.51)	4.40
Class A (GMNAX)	(20.09)	(17.17)	(14.00)
With sales charge (b)	(24.68)	(21.93)	(16.87)
Class C (GMNCX)	(20.04)	(17.42)	(14.34)
With contingent deferred sales charge (c)	(20.84)	(18.25)	(14.34)
Class I (GGMMX)	(19.98)	(16.97)	(13.78)

In the current prospectuses dated April 29, 2020, the gross expense ratios for Class AAA, A, C, and I Shares are 10.81%, 10.81%, 11.56%, and 10.56%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 8 for the expense ratios for the six months ended June 30, 2020. The contractual reimbursements are in effect through April 30, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The S&P Developed SmallCap Index is a float adjusted market capitalization weighted index designed to measure the equity market performance of small capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within the period of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Global Mini Mites Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2020 through June 30, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past period, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Mini Mites
Actual Fund Return
Class AAA	$1,000.00	$ 800.20	0.90%	$4.03
Class A	$1,000.00	$ 799.10	0.90%	$4.03
Class C	$1,000.00	$ 799.60	0.90%	$4.03
Class I	$1,000.00	$ 800.20	0.90%	$4.03
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.39	0.90%	$4.52
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Class C	$1,000.00	$1,020.39	0.90%	$4.52
Class I	$1,000.00	$1,020.39	0.90%	$4.52
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2020:

The Gabelli Global Mini Mites Fund

Telecommunications	10.7%
Health Care	9.2%
Computer Software and Services	8.9%
Hotels and Gaming	7.7%
U.S. Government Obligations	7.5%
Diversified Industrial	6.7%
Automotive: Parts and Accessories	6.4%
Machinery	5.9%
Real Estate	5.1%
Financial Services	4.1%
Business Services	3.6%
Wireless Telecommunications Services	3.6%
Specialty Chemicals	3.5%

Consumer Products	3.4%
Aerospace and Defense	3.3%
Paper and Forest Products	3.0%
Food and Beverage	2.5%
Building and Construction	2.2%
Equipment and Supplies	1.9%
Broadcasting	1.3%
Entertainment	0.7%
Energy and Utilities	0.4%
Retail	0.1%
Other Assets and Liabilities (Net)	(1.7)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Global Mini Mites Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 94.0%
	Aerospace and Defense — 3.3%
2,500	Avio SpA†	$33,380	$42,861
800	CPI Aerostructures Inc.†	6,251	2,632
		39,631	45,493

	Automotive: Parts and Accessories — 6.4%
60,000	Opus Group AB†	48,743	54,603
1,000	Smart Eye AB†	10,418	10,238
900	Strattec Security Corp.	26,793	14,346
2,000	Uni-Select Inc.	15,308	10,857
		101,262	90,044

	Broadcasting — 1.3%
3,000	Beasley Broadcast Group Inc., Cl. A	11,941	7,290
5,000	Corus Entertainment Inc., Cl. B	24,179	10,533
		36,120	17,823

	Building and Construction — 2.2%
6,000	Armstrong Flooring Inc.†	23,157	17,940
1,000	Gencor Industries Inc.†	12,340	12,640
		35,497	30,580

	Business Services — 3.4%
6,000	Diebold Nixdorf Inc.†	41,939	36,360
2,200	MoneyGram International Inc.†	5,551	7,062
10,500	Trans-Lux Corp.†	5,233	4,725
		52,723	48,147

	Computer Software and Services — 8.9%
3,000	A10 Networks Inc.†.	20,014	20,430
5,000	Alithya Group Inc., Cl. A†	17,069	8,650
1,200	Asetek A/S†	4,635	6,645
6,700	Avid Technology Inc.†	33,196	48,709
6,000	GTY Technology Holdings Inc.†	36,598	24,990
70,000	Pacific Online Ltd.	14,777	10,748
600	Rubicon Technology Inc.†	5,352	4,812
		131,641	124,984

	Consumer Products — 3.4%
1,500	Lifetime Brands Inc.	13,747	10,080
1,200	Nobility Homes Inc.	26,164	28,818
71,000	Playmates Holdings Ltd.	10,621	7,970
		50,532	46,868

	Diversified Industrial — 6.7%
13,200	Ampco-Pittsburgh Corp.†	43,449	40,524
1,500	Core Molding Technologies Inc.†	6,922	6,180
31,000	Fluence Corp. Ltd.†	7,941	5,134
268	Graham Corp.	5,291	3,414
300	Lawson Products Inc.†	9,486	9,678
2,000	Myers Industries Inc.	33,244	29,100
		106,333	94,030

Shares		Cost	Market Value

	Energy and Utilities — 0.4%
2,000	KLX Energy Services Holdings Inc.†	$9,191	$4,300
800	Mitcham Industries Inc.†	3,092	1,280
		12,283	5,580

	Entertainment — 0.7%
1,200	Reading International Inc., Cl. A†	11,009	5,100
100	Xilam Animation SA†	4,332	4,382
		15,341	9,482

	Equipment and Supplies — 1.9%
1,500	The Eastern Co.	33,255	26,805

	Financial Services — 4.1%
600	BKF Capital Group Inc.†	6,962	4,536
10,000	Steel Partners Holdings LP†	66,174	52,700
		73,136	57,236

	Food and Beverage — 2.5%
4,000	Farmer Brothers Co.†	61,148	29,360
100	Nathan’s Famous Inc.	6,517	5,624
		67,665	34,984

	Health Care — 9.2%
50,000	Achaogen Inc.†.	10,625	700
1,500	Cutera Inc.†	21,396	18,255
2,200	IntriCon Corp.†	45,710	29,744
4,370	IRRAS AB†	6,339	2,626
4,000	Oncimmune Holdings plc†	4,931	6,270
1,750	Option Care Health Inc.†	17,134	24,290
2,500	Owens & Minor Inc.	10,296	19,050
1,600	Paratek Pharmaceuticals Inc.†	12,398	8,352
4,000	RTI Surgical Holdings Inc.†	18,380	12,720
1,300	Tristel plc	4,856	6,846
		152,065	128,853

	Hotels and Gaming — 7.7%
3,000	Canterbury Park Holding Corp.	39,306	32,250
4,000	Cherry AB, Cl. B†(a)	38,859	37,346
19,751	Dover Motorsports Inc.	42,852	30,614
6,000	Full House Resorts Inc.†	13,879	7,980
		134,896	108,190

	Machinery — 5.9%
600	Astec Industries Inc.	19,227	27,786
2,000	L.B. Foster Co., Cl. A†	35,773	25,540
3,000	The L.S. Starrett Co., Cl. A†	15,468	10,170
3,500	Twin Disc Inc.†	33,484	19,390
		103,952	82,886

	Paper and Forest Products — 3.0%
4,900	Canfor Corp.†	48,429	42,482

	Real Estate — 5.1%
6,500	Atrium European Real Estate Ltd.	26,820	20,083
806	Griffin Industrial Realty Inc.	35,478	43,661

See accompanying notes to financial statements.

4

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
5,000	Trinity Place Holdings Inc.†	$18,000	$6,900
		80,298	70,644

	Retail — 0.1%
500	Hertz Global Holdings Inc.†	411	705
400	Tuesday Morning Corp.†	702	64
		1,113	769

	Specialty Chemicals — 3.5%
8,000	Treatt plc	43,363	49,415

	Telecommunications — 10.7%
700	Bittium Oyj†	4,945	4,892
13,000	Communications Systems Inc.	60,412	65,910
5,000	Consolidated Communications Holdings Inc.†	18,143	33,850
4,800	EXFO Inc.†	16,745	13,584
5,000	HC2 Holdings Inc.†	18,419	16,700
800	Nuvera Communications Inc.	14,463	14,232
		133,127	149,168

	Wireless Telecommunications Services — 3.6%
22,877	NII Holdings Inc., Escrow†	42,645	49,643

	TOTAL COMMON STOCKS	1,495,307	1,314,106
	WARRANTS — 0.2%
	Business Services — 0.2%
4	Internap Corp., expire 05/08/24†	0	2,608

	Energy and Utilities — 0.0%
693	Weatherford International plc, expire 12/13/23†	0	118
	TOTAL WARRANTS	0	2,726

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 7.5%
$105,000	U.S. Treasury Bill, 0.154%††, 09/10/20	$104,968	$104,974

	TOTAL INVESTMENTS — 101.7%	$1,600,275	1,421,806

	Other Assets and Liabilities (Net) — (1.7)%		(23,977)

	NET ASSETS — 100.0%		$1,397,829

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

Geographic Diversification	% of Market Value	Market Value
United States	75.3%	$1,070,658
Europe	17.3	246,324
Canada	6.1	86,106
Asia/Pacific	1.3	18,718

	100.0%	$1,421,806

See accompanying notes to financial statements.

5

The Gabelli Global Mini Mites Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $1,600,275)	$1,421,806
Foreign currency, at value (cost $186)	188
Cash	5,837
Receivable for investments sold	7,119
Receivable for Fund shares sold	131
Receivable from Adviser	24,393
Dividends and interest receivable	1,023
Prepaid expenses	23,390

Total Assets	1,483,887

Liabilities:
Payable for investments purchased	21,285
Payable for investment advisory fees	2,635
Payable for distribution fees	27
Payable for legal and audit fees	28,263
Payable for shareholder communications expenses	26,642
Other accrued expenses	7,206

Total Liabilities	86,058

Net Assets
(applicable to 188,746 shares outstanding)	$1,397,829

Net Assets Consist of:
Paid-in capital	$1,802,537
Total accumulated loss	(404,708)

Net Assets	$1,397,829

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($93,510 ÷ 12,627 shares outstanding; 75,000,000 shares authorized)	$7.41

Class A:
Net Asset Value and redemption price per share ($7,689 ÷ 1,039 shares outstanding; 50,000,000 shares authorized)	$7.40

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$7.85

Class C:
Net Asset Value and offering price per share ($7,632 ÷ 1,034 shares outstanding; 25,000,000 shares authorized)	$7.38	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,288,998 ÷ 174,046 shares outstanding; 25,000,000 shares authorized)	$7.41

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $147)	$6,173
Interest	20

Total Investment Income	6,193

Expenses:
Investment advisory fees	7,053
Distribution fees - Class AAA	120
Distribution fees - Class A	10
Distribution fees - Class C	39
Registration expenses	19,266
Legal and audit fees	18,463
Shareholder communications expenses	17,923
Shareholder services fees	5,885
Custodian fees	2,654
Directors’ fees	187
Miscellaneous expenses	7,230

Total Expenses	78,830

Less:
Expenses paid indirectly by broker (See Note 6)	(607)
Expense reimbursements (See Note 3)	(71,875)

Net Expenses	6,348

Net Investment Loss	(155)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(219,675)
Net realized gain on foreign currency transactions	160

Net realized loss on investments and foreign currency transactions	(219,515)

Net change in unrealized appreciation/depreciation:
on investments	(140,500)
on foreign currency translations	(10)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(140,510)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(360,025)

Net Decrease in Net Assets Resulting from Operations	$(360,180)

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

6

The Gabelli Global Mini Mites Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income/(loss)	$(155)	$10,702
Net realized gain/(loss) on investments and foreign currency transactions	(219,515)	48,685
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(140,510)	31,772

Net Increase/(Decrease) in Net Assets Resulting from Operations	(360,180)	91,159

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(4,122)
Class A	—	(351)
Class C	—	(305)
Class I	—	(61,048)

Total Distributions to Shareholders	—	(65,826)

Capital Share Transactions:
Class AAA	2,649	38,276
Class A	—	351
Class C	—	305
Class I	17,787	1,092,568

Net Increase in Net Assets from Capital Share Transactions	20,436	1,131,500

Net Increase/(Decrease) in Net Assets	(339,744)	1,156,833
Net Assets:
Beginning of year	1,737,573	580,740

End of period	$1,397,829	$1,737,573

See accompanying notes to financial statements.

7

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the period:

		Income (Loss)											Ratios to Average Net Assets/
		from Investment Operations				Distributions							Supplemental Data
				Net
				Realized
				and
	Net Asset	Net		Unrealized							Net Asset			Net		Operating		Operating
	Value,	Investment		Gain (Loss)	Total from	Net		Net			Value,		Net Assets	Investment		Expenses		Expenses		Portfolio
Period Ended	Beginning	Income		on	Investment	Investment		Realized		Total	End of	Total	End of Period	Income		Before		Net of		Turnover
December 31	of Period	(Loss)(a)		Investments	Operations	Income		Gain		Distributions	Period	Return†	(in 000’s)	(Loss)		Reimbursement		Reimbursement(b)		Rate
Class AAA
2020(c)	$9.26	$(0.00	)(d)	$(1.85)	$(1.85)	—		—		—	$7.41	(20.0)%	$93	(0.02	)%(e)	11.40	%(e)	0.90	%(e)(f)	32%
2019	8.62	0.05		0.94	0.99	$(0.04)		$(0.31)		$(0.35)	9.26	11.5	114	0.53		10.81		1.23	(g)	131
2018(h)	10.00	0.01		(1.38)	(1.37)	(0.01)		(0.00	)(d)	(0.01)	8.62	(13.7)	70	0.45	(e)	44.14	(e)	1.25	(e)	6
Class A
2020(c)	$9.26	$(0.00	)(d)	$(1.86)	$(1.86)	—		—		—	$7.40	(20.1)%	$8	(0.02	)%(e)	11.40	%(e)	0.90	%(e)(f)	32%
2019	8.62	0.04		0.95	0.99	$(0.04)		$(0.31)		$(0.35)	9.26	11.5	10	0.43		10.81		1.23	(g)	131
2018(h)	10.00	0.01		(1.38)	(1.37)	(0.01)		(0.00	)(d)	(0.01)	8.62	(13.7)	9	0.41	(e)	44.14	(e)	1.25	(e)	6
Class C
2020(c)	$9.23	$(0.00	)(d)	$(1.85)	$(1.85)	—		—		—	$7.38	(20.0)%	$8	(0.02	)%(e)	12.15	%(e)	0.90	%(e)(f)	32%
2019	8.61	(0.02)		0.95	0.93	$(0.00	)(d)	$(0.31)		$(0.31)	9.23	10.8	9	(0.25)		11.56		1.92	(g)	131
2018(h)	10.00	(0.01)		(1.38)	(1.39)	—		(0.00	)(d)	(0.00)	8.61	(13.9)	8	(0.34	)(e)	44.89	(e)	2.00	(e)	6
Class I
2020(c)	$9.26	$(0.00	)(d)	$(1.85)	$(1.85)	—		—		—	$7.41	(20.0)%	$1,289	(0.02	)%(e)	11.15	%(e)	0.90	%(e)(f)	32%
2019	8.61	0.08		0.94	1.02	$(0.06)		$(0.31)		$(0.37)	9.26	11.8	1,605	0.84		10.56		1.00	(g)	131
2018(h)	10.00	0.02		(1.40)	(1.38)	(0.01)		(0.00	)(d)	(0.01)	8.61	(13.8)	494	0.79	(e)	43.89	(e)	1.00	(e)	6

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $71,875, $126,588 and $43,899 for the six months ended June 30, 2020, the year ended December 31, 2019 and the period ended December 31, 2018, respectively.

(c)	For the six months ended June 30, 2020, unaudited.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the six months ended June 30, 2020. If credits had not been received, the ratios of operating expenses to average net assets would have been 0.99% for each Class.

(g)

The Fund incurred interest expense for the year ended December 31, 2019. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.22% (Class AAA and Class A),1.90% (Class C), and 0.99% (Class I), respectively.

(h)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

8

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Mini Mites Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund commenced investment operations on October 1, 2018.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

9

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Products	$18,050	$28,818	—	$46,868
Financial Services	52,700	4,536	—	57,236
Hotels and Gaming	70,844	—	$37,346	108,190
Wireless Telecommunications Services	—	49,643	—	49,643
Other Industries (a)	1,052,169	—	—	1,052,169
Total Common Stocks	1,193,763	82,997	37,346	1,314,106
Warrants (a)	118	2,608	—	2,726
U.S. Government Obligations	—	104,974	—	104,974
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,193,881	$190,579	$37,346	$1,421,806

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2020, the Fund did not have any transfers into or out of Level 3.

10

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments:										Net change
in unrealized
appreciation/
depreciation
during the
period on
				Net Change						Level 3
	Balance	Accrued	Realized	in unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			into	out of	as of	still held at
	12/31/19	(premiums)	(loss)	depreciation†	Purchases	Sales	Level 3††	Level 3††	06/30/20	06/30/20†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	37,154	—	—	$192	—	—	—	—	$37,346	$192
TOTAL INVESTMENTS IN SECURITIES	37,154	—	—	$192	—	—	—	—	$37,346 (b)	$192

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
(b)

The Level 3 common stock was valued at the announced price of the proposed merger transaction. The value of this security at June 30, 2020 was $37,346. The inputs for the valuations of this security was derived based on the judgement of the Adviser according to procedures approved by the Board of Directors.

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

11

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. As of June 30, 2020, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

12

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$65,826

Total	$65,826

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2020:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$1,624,079	$111,248	$(313,521)	$(202,273)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns will remain subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

13

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2021, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2020, the Adviser reimbursed the Fund in the amount of $71,875. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2020, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $198,463:

For the period ended December 31, 2019, expiring December 31, 2021	$126,588
For the six months ended June 30, 2020, expiring December 31, 2022	71,875

$198,463

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $462,295 and $449,301, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2020, the Fund paid brokerage commissions on security trades of $1,218 to G.research, LLC, an affiliate of the Adviser.

14

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $607.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Adviser did not seek reimbursements for this expense.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2020, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2020 and the year ended December 31, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

15

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	331	$2,649	7,140	$65,719
Shares issued upon reinvestment of distributions	—	—	448	4,122
Shares redeemed	—	—	(3,402)	(31,565)

Net increase	331	$2,649	4,186	$38,276

Class A
Shares issued upon reinvestment of distributions	—	—	39	$351

Net increase	—	—	39	$351

Class C
Shares issued upon reinvestment of distributions	—	—	33	$305

Net increase	—	—	33	$305

Class I
Shares sold	14,476	$104,439	133,571	$1,256,583
Shares issued upon reinvestment of distributions	—	—	6,643	61,048
Shares redeemed	(13,711)	(86,652)	(24,252)	(225,063)

Net increase	765	$17,787	115,962	$1,092,568

9. Significant Shareholder. As of June 30, 2020, approximately 67.8% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI GLOBAL MINI MITES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from M.I.T., and an MBA from the Wharton School of Business.

Chong-Min Kang joined the Gabelli in 2007 as a research analyst. He currently is a portfolio manager of Gabelli Funds, LLC and a Senior Vice President of GAMCO Investors Inc. Mr. Kang received a BA degree from Boston College and an MBA from the Columbia Business School.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL MINI MITES FUND

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Mini Mites Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3634Q220SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date September 4, 2020

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date September 4, 2020

* Print the name and title of each signing officer under his or her signature.